N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: July 31, 2021

Item 1. REPORTS TO STOCKHOLDERS.

Viking Mutual Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Annual Report | July 31, 2021

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian UMB Bank 928 Grand Blvd. Kansas City, MO 55479
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Integrity Viking Funds’ (the “Funds”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be available on the Funds’ website (https://www.integrityvikingfunds.com/Documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you hold Fund shares through a financial intermediary and you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by notifying your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports, or if you are a direct investor, by calling the Funds at 800-601-5593. Your election to receive reports in paper will apply to all Funds you hold directly or through your financial intermediary, as applicable.

DEAR SHAREHOLDERS:

Enclosed is the annual report for the Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (each a “Fund” and collectively the “Funds”) For the year ended July 31, 2021 (“the period”). The Funds’ portfolios and related financial statements are presented within for your review.

Economic Recap

During the period ended July 31, 2021, the Federal Open Market Committee (“FOMC” or “Committee”) remained committed to using its full range of tools to support the U.S. economy. With progress on vaccinations and strong policy support, indicators of economic activity and employment continued to strengthen. Going forward, the Federal Reserve seeks to achieve maximum employment and inflation at the rate of 2 percent over the longer run. With inflation having run persistently below this longer-run goal, the Committee will aim to achieve inflation moderately above 2 percent for some time so that inflation averages 2 percent over time and longer-term inflation expectations remain well anchored at 2 percent. In its last meeting, the Committee decided to keep the target range for the federal funds rate at 0 to ¼ percent and expects it will be appropriate to maintain this target range until labor market conditions have reached levels consistent with the Committee’s assessments of maximum employment and inflation has risen to 2 percent and is on track to moderately exceed 2 percent for some time.

Municipal Bond Market Recap

During the period, municipal bonds delivered positive total returns as demand remained strong for the asset class. Municipal budgets looked much stronger than expected and investors looking for higher after-tax yields continued to buy municipal bonds pushing prices higher over the period. Other factors contributing to the positive returns for municipal bonds included continued accommodative monetary policy and the passage of the American Rescue Plan which provided another $350 billion of COVID-19 relief to state and local governments. Investment grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a 3.29% total return for the period.

Lower rated, investment grade (i.e. BBB) municipal bonds vastly outperformed their higher rated counterparts during the period. Longer maturity (i.e. 20+ years) bonds also outperformed intermediate (i.e. 10-19 year) and shorter maturities (i.e. 1-9 year) across all credit qualities. Municipal issuance during the period totaled approximately $334.2 billion nationally, a 1.35% decrease from the preceding 12-month period. Issuance in the first half of the period lagged issuance in the preceding period’s first half. Issuance rebounded in the second half of the period to levels above the previous period’s second half bringing the total in line with last year.

Fund Performance

The Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota had total returns of 1.05%*, 1.00%*, 0.38%*, 2.03%*, 1.57%*, and 1.57%* for Class A shares and 1.30%*, 1.16%*, 0.63%*, 2.29%*, 1.82%*, and 1.83%* for Class I shares, respectively, during the annual period ended July 31, 2021. These compare to the Morningstar Muni Single State Intermediate Category which returned 1.93% for the period. The Funds’ returns also compare to the Bloomberg Barclays Capital Municipal Index’s return of 3.29%. The Funds underperformed the index during the period due to having a lower duration than the index. Additionally, the index is unmanaged, incurs no expenses, and it is not possible to invest directly in an unmanaged index.

The current 3.8% Medicare surtax on investment income established by the Patient Protection and Affordable Care Act (municipals are exempt) combined with the high marginal tax rates at the federal and state levels boost the appeal of tax-exempt income. The federal marginal tax rate for taxpayers with adjusted gross incomes of $523,601 ($628,301 for married filing jointly) in 2021 is 37.0%. The after-tax yield of a 10-year U.S. Treasury Note yielding 1.23% falls to approximately 0.73% at the 37.0% federal tax rate plus the 3.8% Medicare surtax.

We continue to focus on purchasing higher quality municipal bonds and believe security selection remains important.

Finally, we recommend that shareholders view their investment as long-term. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it’s the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that municipal bonds have provided for decades.

If you would like more frequent updates, please visit the Funds’ website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.15%, 1.40%, 1.18%, 1.14%, 1.13%, and 1.24% respectively, for Class A, and 0.90%, 1.15%, 0.93%, 0.89%, 0.88%, and 0.99% respectively, for Class I. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%, 0.98%, 0.98%, 0.98%, 0.98%, and 0.98%, respectively, for Class A, and 0.73%, 0.73%, 0.73%, 0.73%, 0.73%, and 0.73%, respectively, for Class I. Each Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A and 0.73% for Class I of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Funds’ Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	1.05%	3.93%	2.32%	3.11%	4.00%
Class A With sales charge (2.50%)	-1.51%	3.05%	1.79%	2.85%	3.92%
Class I Without sales charge	1.30%	4.15%	N/A	N/A	3.40%
* November 15, 1990 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.15% and 0.90%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	1.00%	2.83%	1.38%	2.54%	3.99%
Class A With sales charge (2.50%)	-1.51%	1.98%	0.87%	2.28%	3.90%
Class I Without sales charge	1.16%	3.05%	N/A	N/A	2.47%
* December 5, 1991 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.40% and 1.15%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	0.38%	3.25%	1.80%	2.94%	3.50%
Class A With sales charge (2.50%)	-2.17%	2.39%	1.28%	2.68%	3.41%
Class I Without sales charge	0.63%	3.47%	N/A	N/A	2.86%
* November 17, 1993 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.18% and 0.93%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.03%	3.96%	2.21%	3.20%	3.78%
Class A With sales charge (2.50%)	-0.52%	3.10%	1.69%	2.93%	3.67%
Class I Without sales charge	2.29%	4.22%	N/A	N/A	3.39%
* September 25, 1996 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.14% and 0.89%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. and 0.73%, respectively The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	1.57%	3.77%	2.14%	3.01%	3.71%
Class A With sales charge (2.50%)	-1.01%	2.90%	1.62%	2.74%	3.59%
Class I Without sales charge	1.82%	4.03%	N/A	N/A	2.39%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for Class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.13% and 0.88%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	1.57%	3.24%	1.79%	2.84%	3.73%
Class A With sales charge (2.50%)	-1.00%	2.36%	1.28%	2.58%	3.61%
Class I Without sales charge	1.83%	3.49%	N/A	N/A	2.07%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.24% and 0.99%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2021

General Obligation	43.0%
Utilities	14.5%
Pre-Refunded	13.4%
Health Care	12.2%
Other Revenue	8.6%
Education	3.7%
Cash Equivalents and Other	3.5%
Transportation	1.1%

100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2021

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.5%)

Education (3.7%)
Johnson County Community College Foundation Inc 4.000% 11/15/2023	$870,000	$946,673
Kansas Development Finance Authority 2.000% 05/01/2035 Callable @ 100.000 05/01/2029	960,000	997,133
Kansas Development Finance Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2028	500,000	557,150
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	520,745
		3,021,701
General Obligation (43.0%)
*Allen County Unified School District No 257 3.000% 09/01/2038 Callable @ 100.000 09/01/2028	1,000,000	1,077,930
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027 Callable @ 100.000 09/01/2024	250,000	284,158
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028 Callable @ 100.000 09/01/2024	250,000	285,830
City of Arkansas City KS 2.000% 08/01/2036 Callable @ 100.000 02/01/2028	500,000	518,900
City of Bonner Springs KS 2.000% 09/01/2040 Callable @ 100.000 09/01/2027	325,000	330,187
City of Bonner Springs KS 3.000% 09/01/2044 Callable @ 100.000 09/01/2028	1,060,000	1,161,071
City of Burlingame KS 3.000% 09/01/2045 Callable @ 100.000 09/01/2027	365,000	382,553
City of Hillsboro KS 3.000% 09/01/2024	100,000	107,104
City of Hillsboro KS 3.000% 09/01/2027 Callable @ 100.000 09/01/2026	225,000	246,609
City of Hillsboro KS 3.000% 09/01/2028 Callable @ 100.000 09/01/2026	230,000	248,126
City of Hillsboro KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2026	240,000	256,807
City of Hutchinson KS 2.500% 10/01/2040 Callable @ 100.000 10/01/2029	420,000	444,368
City of Olathe KS 3.000% 10/01/2033 Callable @ 100.000 10/01/2029	855,000	981,694
City of Ozawkie KS 3.000% 09/01/2039 Callable @ 100.000 09/01/2027	335,000	360,594
City of Prairie Village KS 3.000% 09/01/2049 Callable @ 100.000 09/01/2027	1,500,000	1,630,320
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	391,565
City of Topeka KS 3.000% 08/15/2021	1,000,000	1,001,170
City of Topeka KS 3.000% 08/15/2022	500,000	514,825
City of Wichita KS 2.000% 12/01/2038 Callable @ 100.000 12/01/2028	250,000	254,975
City of Wichita KS 4.500% 09/01/2022	150,000	150,018
City of Wichita KS 4.750% 09/01/2027	180,000	180,056
County of Clay KS 4.000% 10/01/2036 Callable @ 100.000 10/01/2024	500,000	540,400
County of Johnson KS 2.000% 09/01/2034 Callable @ 100.000 09/01/2029	500,000	531,425
County of Linn KS 3.000% 07/01/2036 Callable @ 100.000 07/01/2029	1,100,000	1,206,590
County of Reno KS 3.000% 09/01/2036 Callable @ 100.000 09/01/2028	250,000	276,313
County of Scott KS 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	591,175
County of Thomas KS 3.000% 12/01/2047 Callable @ 100.000 12/01/2029	1,000,000	1,075,350
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030 Callable @ 100.000 09/01/2025	250,000	281,718
#Geary County Unified School District No 475 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	500,000	566,320
#Geary County Unified School District No 475 3.000% 09/01/2043 Callable @ 100.000 09/01/2031	500,000	551,585
Geary County Unified School District No 475 4.000% 09/01/2033 Callable @ 100.000 09/01/2025	350,000	390,828
Greenwood County Unified School District No 389 Eureka 4.000% 09/01/2021	150,000	150,453
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2037 Callable @ 100.000 09/01/2027	500,000	625,840
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,536,040
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025 Callable @ 100.000 10/01/2023	250,000	277,608
Johnson County Unified School District No 232 De Soto 4.000% 09/01/2029	500,000	625,545
Johnson County Unified School District No 232 De Soto 4.000% 09/01/2030	285,000	362,050
Johnson County Unified School District No 512 Shawnee Mission 3.000% 10/01/2038 Callable @ 100.000 10/01/2030	1,000,000	1,138,600
Leavenworth County Unified School District No 453 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	769,405
Leavenworth County Unified School District No 464 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	500,000	586,840
Linn County Unified School District No 362 Prairie View 3.000% 09/01/2035 Callable @ 100.000 09/01/2028	500,000	553,695
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	750,000	870,773
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2048 Callable @ 100.000 09/01/2027	1,000,000	1,105,540
Miami County Unified School District No 368 Paola 5.000% 09/01/2027 Callable @ 100.000 09/01/2021	10,000	10,044
Miami County Unified School District No 416 Louisburg 3.000% 09/01/2040 Callable @ 100.000 09/01/2028	400,000	431,448
Miami County Unified School District No 416 Louisburg 3.000% 09/01/2041 Callable @ 100.000 09/01/2028	400,000	430,620
Rice County Unified School District No 444 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	710,000	837,097
Riley County Unified School District No 378 Riley 4.000% 09/01/2028 Callable @ 100.000 09/01/2027	680,000	813,532
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	1,150,900
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035 Callable @ 100.000 09/01/2024	405,000	465,693
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	89,584
Seward County Unified School District No 480 Liberal 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	500,000	528,320
Wyandotte County Kansas City Unified Government 2.250% 08/01/2037 Callable @ 100.000 08/01/2028	410,000	428,975
Wyandotte County Kansas City Unified Government 2.250% 08/01/2038 Callable @ 100.000 08/01/2028	1,000,000	1,041,540
Wyandotte County Kansas City Unified Government 2.375% 08/01/2040 Callable @ 100.000 08/01/2028	1,000,000	1,039,680
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,223,290
		34,913,673
Health Care (12.2%)
Ashland Public Building Commission 5.000% 09/01/2030 Callable @ 100.000 09/01/2023	1,020,000	1,091,380
Ashland Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2024	550,000	606,546
Ashland Public Building Commission 5.000% 09/01/2035 Callable @ 100.000 09/01/2023	500,000	531,415
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,500,000	1,797,180
City of Olathe KS 4.000% 09/01/2028 Callable @ 100.000 09/01/2021	250,000	250,718
City of Olathe KS 4.000% 09/01/2030 Callable @ 100.000 09/01/2021	295,000	295,779
Kansas Development Finance Authority 4.125% 11/15/2027 Callable @ 100.000 11/15/2022	100,000	104,694
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	540,180
University of Kansas Hospital Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2025	500,000	546,395
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	1,144,590
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	583,975
University of Kansas Hospital Authority 5.000% 09/01/2048 Callable @ 100.000 03/01/2029	2,000,000	2,442,240
		9,935,090
Other Revenue (8.6%)
City of Manhattan KS 4.500% 12/01/2025	500,000	500,410
City of Manhattan KS 5.000% 12/01/2026	310,000	310,288
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,001,040
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	1,000,000	1,136,620
Clay Center Public Building Commission 3.000% 09/01/2027	290,000	328,556
Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	868,253
Hoisington Public Building Commission 3.000% 11/01/2040 Callable @ 100.000 11/01/2029	660,000	707,494
Hoisington Public Building Commission 3.000% 11/01/2045 Callable @ 100.000 11/01/2029	500,000	531,285
Johnson County Public Building Commission 4.000% 09/01/2022	405,000	422,046
Kansas Development Finance Authority 3.000% 11/01/2033 Callable @ 100.000 11/01/2027	1,000,000	1,076,630
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	100,000	103,763
		6,986,384
Pre-Refunded (13.4%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029 Callable @ 100.000 09/01/2024	250,000	286,335
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030 Callable @ 100.000 09/01/2024	250,000	286,335
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031 Callable @ 100.000 09/01/2024	500,000	572,670
City of Manhattan KS 5.000% 11/15/2023 Callable @ 100.000 11/15/2022	250,000	265,833
City of Manhattan KS 5.000% 11/15/2024 Callable @ 100.000 11/15/2022	250,000	265,530
City of Manhattan KS 5.000% 11/15/2029 Callable @ 100.000 11/15/2022	500000	526,905
City of Olathe KS 4.000% 09/01/2030 Callable @ 100.000 09/01/2021	150,000	150,486
City of Wichita KS 5.000% 11/15/2029 Callable @ 100.000 11/15/2021	300,000	304,116
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,559,800
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	135,000	142,360
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	115,000	121,257
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	140,000	147,633
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	110,000	115,985
Leavenworth County Unified School District No 458 5.000% 09/01/2029 Callable @ 100.000 09/01/2023	500,000	551,200
Leavenworth County Unified School District No 469 4.000% 09/01/2030 Callable @ 100.000 09/01/2022	320,000	332,931
Miami County Unified School District No 368 Paola 5.000% 09/01/2027 Callable @ 100.000 09/01/2021	135,000	135,575
Miami County Unified School District No 368 Paola 5.000% 09/01/2027 Callable @ 100.000 09/01/2021	105,000	105,448
Neosho County Unified School District No 413 4.000% 09/01/2031 Callable @ 100.000 09/01/2023	250,000	266,163
Seward County Unified School District No 480 Liberal 4.250% 09/01/2039 Callable @ 100.000 09/01/2022	500,000	521,005
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	89,442
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	330,000	347,285
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	500,000	521,270
Washington County Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	500,000	527,035
Washington County Public Building Commission 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	400,000	421,176
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025 Callable @ 100.000 09/01/2023	250000	275,268
		10,839,043
Transportation (1.1%)
State of Kansas Dept. of Transportation 5.000% 09/01/2033 Callable @ 100.000 09/01/2025	500,000	581,965
State of Kansas Department of Transportation 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	250,000	291,330
		873,295
Utilities (14.5%)
City of McPherson KS Water System Revenue 2.000% 10/01/2037 Callable @ 100.000 10/01/2029	425,000	440,113
City of McPherson KS Water System Revenue 3.000% 10/01/2031 Callable @ 100.000 10/01/2029	150,000	170,343
City of McPherson KS Water System Revenue 3.000% 10/01/2032 Callable @ 100.000 10/01/2029	175,000	197,285
City of Olathe KS Water & Sewer System Revenue 4.000% 07/01/2029	500,000	624,265
City of Topeka KS Combined Utility Revenue 4.000% 08/01/2023	500,000	539,005
City of Wichita KS Water & Sewer Utility Revenue 3.000% 10/01/2031 Callable @ 100.000 10/01/2029	350,000	401,569
Kansas Municipal Energy Agency 5.000% 04/01/2030 Callable @ 100.000 04/01/2026	250,000	293,420
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	584,200
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	875,263
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	350,469
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,162,640
*Kansas Municipal Energy Agency 5.750% 07/01/2038 Callable @ 100.000 07/01/2023	1,000,000	1,088,520
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	553,015
Kansas Power Pool 4.000% 12/01/2041 Callable @ 100.000 12/01/2029	500,000	581,000
Saline County Public Building Commission/KS 2.000% 09/01/2031 Callable @ 100.000 09/01/2028	435,000	456,324
Saline County Public Building Commission/KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2028	410,000	466,904
Wyandotte County Kansas City Unified Government Utility System Revenue 3.000% 09/01/2040 Callable @ 100.000 09/01/2030	250,000	274,323
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028 Callable @ 100.000 09/01/2026	500,000	608,395
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	1,250,000	1,308,975
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	574,405
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2036 Callable @ 100.000 09/01/2021	250,000	250,958
		11,801,389

TOTAL MUNICIPAL BONDS (COST: $73,928,577)		$78,370,576

OTHER ASSETS LESS LIABILITIES (3.5%)		2,817,883

NET ASSETS (100.0%)		$81,188,459

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of July 31, 2021.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2021

General Obligation	27.6%
Health Care	17.5%
Housing	12.5%
Pre-Refunded	11.3%
Education	9.1%
Utilities	7.1%
Cash Equivalents and Other	6.3%
Other Revenue	4.5%
Transportation	4.1%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS July 31, 2021

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (93.7%)

Education (9.1%)
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031	$180,000	$180,034
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	1,128,122
		1,308,156
General Obligation (27.6%)
City of Auburn ME 4.500% 09/01/2022	100,000	104,887
City of Biddeford ME 4.000% 10/01/2026	250,000	296,913
City of Lewiston ME 2.750% 03/15/2038 Callable @ 100.000 03/15/2027	100,000	104,574
City of Lewiston ME 2.750% 03/15/2039 Callable @ 100.000 03/15/2027	250,000	262,118
City of Lewiston ME 2.750% 03/15/2040 Callable @ 100.000 03/15/2027	250,000	262,768
City of Portland ME 5.000% 08/01/2021	125,000	125,019
City of Portland ME 5.000% 08/01/2022 Callable @ 100.000 08/01/2021	125,000	125,019
City of Waterville ME 4.000% 07/01/2025	135,000	135,097
*Maine School Administrative District No 28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	500,000	579,545
Maine School Administrative District No 51 4.000% 10/15/2029 Callable @ 100.000 10/15/2024	100,000	110,852
Regional School Unit No 26 3.000% 09/01/2044 Callable @ 100.000 09/01/2029	475,000	514,634
Town of Brunswick ME 2.500% 11/01/2041 Callable @ 100.000 11/01/2030	500,000	525,445
#Town of Kennebunk ME 2.000% 10/01/2035 Callable @ 100.000 10/01/2031	600,000	629,058
Town of Scarborough ME 4.000% 11/01/2028 Callable @ 100.000 11/01/2023	100,000	108,017
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	111,372
		3,995,316
Health Care (17.5%)
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	268,270
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	5,012
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029 Callable @ 100.000 07/01/2024	1,000,000	1,104,980
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030 Callable @ 100.000 07/01/2024	500,000	550,840
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031 Callable @ 100.000 07/01/2024	500,000	553,505
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	40,000	40,055
		2,522,661
Housing (12.5%)
Maine State Housing Authority 2.250% 11/15/2045 Callable @ 100.000 05/15/2029	250,000	253,655
Maine State Housing Authority 2.500% 11/15/2045 Callable @ 100.000 11/15/2028	165,000	167,581
Maine State Housing Authority 3.000% 11/15/2036 Callable @ 100.000 11/15/2025	400,000	414,172
Maine State Housing Authority 3.350% 11/15/2044 Callable @ 100.000 05/15/2028	155,000	164,553
*Maine State Housing Authority 4.000% 11/15/2044 Callable @ 100.000 05/15/2028	500,000	554,075
Maine State Housing Authority 5.000% 06/15/2024	250,000	250,118
		1,804,153
Other Revenue (4.5%)
Maine Municipal Bond Bank 3.000% 11/01/2040 Callable @ 100.000 11/01/2030	250,000	276,865
Maine Municipal Bond Bank 4.000% 11/01/2038 Callable @ 100.000 11/01/2022	125,000	129,119
Maine Municipal Bond Bank 5.000% 11/01/2025 Callable @ 100.000 11/01/2022	125,000	133,161
Maine Municipal Bond Bank 5.000% 11/01/2027 Callable @ 100.000 11/01/2024	100,000	115,386
		654,531
Pre-Refunded (11.3%)
Maine Governmental Facilities Authority 4.000% 10/01/2024 Callable @ 100.000 10/01/2021	200,000	201,334
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024 Callable @ 100.000 07/01/2022	270,000	279,623
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	16,467
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034 Callable @ 100.000 07/01/2024	250,000	285,195
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039 Callable @ 100.000 07/01/2024	750,000	850,163
		1,632,782
Transportation (4.1%)
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	105,364
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	110,217
City of Portland ME General Airport Revenue 5.000% 07/01/2024 Callable @ 100.000 07/01/2023	100,000	110,388
Maine Turnpike Authority 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	250,000	269,695
		595,664
Utilities (7.1%)
Kennebunk Light & Power District 5.000% 08/01/2022	215,000	215,677
Portland Water District 3.000% 11/01/2039 Callable @ 100.000 11/01/2029	500,000	555,845
Portland Water District Water System Revenue 2.000% 11/01/2036 Callable @ 100.000 11/01/2031	250,000	259,238
		1,030,760

TOTAL MUNICIPAL BONDS (COST: $12,831,241)		$13,544,023

OTHER ASSETS LESS LIABILITIES (6.3%)		906,101

NET ASSETS (100.0%)		$14,450,124

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of July 31, 2021.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2021

General Obligation	39.2%
Utilities	26.7%
Pre-Refunded	16.5%
Cash Equivalents and Other	5.5%
Health Care	3.4%
Transportation	3.1%
Education	2.7%
Other Revenue	2.2%
Housing	0.7%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2021

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.5%)

Education (2.7%)
County of Douglas NE 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	$310,000	$350,502
County of Saline NE 3.000% 02/15/2034 Callable @ 100.000 02/15/2029	365,000	391,160
County of Saline NE 3.000% 02/15/2035 Callable @ 100.000 02/15/2029	300,000	319,566
Southeast Community College 3.000% 03/15/2045 Callable @ 100.000 07/02/2025	500,000	509,755
		1,570,982
General Obligation (39.2%)
Ashland Greenwood Public Schools 3.000% 12/15/2044 Callable @ 100.000 12/15/2030	950,000	1,065,235
Ashland Greenwood Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2030	1,000,000	1,105,470
City of Lincoln NE 3.000% 04/01/2033 Callable @ 100.000 04/01/2029	540,000	610,303
City of Lincoln NE 3.000% 05/15/2033 Callable @ 100.000 05/15/2029	1,090,000	1,247,581
City of Lincoln NE 3.000% 12/01/2039 Callable @ 100.000 06/01/2029	685,000	744,985
City of Omaha NE 3.750% 01/15/2038 Callable @ 100.000 01/15/2027	500,000	552,285
City of Omaha NE 4.000% 04/15/2037 Callable @ 100.000 04/15/2029	500,000	597,035
City of Omaha NE 5.000% 04/15/2027 Callable @ 100.000 04/15/2026	955,000	1,166,876
City of Omaha NE 5.000% 04/15/2028 Callable @ 100.000 04/15/2026	500,000	608,005
City of Sidney NE 4.000% 12/15/2036 Callable @ 100.000 12/15/2021	1,250,000	1,263,938
County of Kearney NE 4.000% 06/01/2024	350,000	385,231
Douglas County School District No 17/NE 2.000% 12/15/2039 Callable @ 100.000 12/15/2030	500,000	506,045
Douglas County School District No 59/NE 3.500% 06/15/2043 Callable @ 100.000 03/15/2024	500,000	521,610
Elkhorn School District 4.000% 12/15/2030 Callable @ 100.000 12/15/2026	500,000	575,685
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2025	300,000	334,134
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2028	500,000	592,130
Elkhorn School District 4.000% 12/15/2037 Callable @ 100.000 12/15/2029	300,000	365,637
Elkhorn School District 5.000% 06/15/2022	475,000	495,093
Gretna Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2031	1,000,000	1,122,780
Hall County Airport Authority 5.000% 07/15/2030 Callable @ 100.000 08/15/2021	410,000	418,913
Hall County Airport Authority 5.000% 07/15/2031 Callable @ 100.000 08/15/2021	435,000	443,604
Kearney School District 3.000% 12/15/2024	350,000	381,045
Knox County School District N0 576 4.000% 12/15/2038 Callable @ 100.000 12/15/2023	590,000	626,828
Lancaster County School District 001 5.000% 01/15/2023	750,000	803,490
Omaha School District 3.000% 12/15/2042 Callable @ 100.000 01/30/2030	1,000,000	1,106,550
*Omaha School District 5.000% 12/15/2029 Callable @ 100.000 12/15/2026	1,630,000	2,010,964
Plattsmouth School District 3.000% 12/15/2039 Callable @ 100.000 08/21/2024	1,000,000	1,035,160
Polk County School District No 19 3.000% 06/15/2039 Callable @ 100.000 07/30/2024	455,000	473,764
Ponca Public Schools 3.000% 12/15/2026 Callable @ 100.000 02/26/2025	355,000	386,854
Sarpy County School District No 1 3.500% 12/15/2035 Callable @ 100.000 09/30/2024	250,000	267,405
Superior Public Schools 1.450% 12/15/2022	340,000	345,902
Westside Community Schools 5.000% 12/01/2038 Callable @ 100.000 12/05/2024	235,000	264,514
Westside Community Schools 5.000% 12/01/2039 Callable @ 100.000 12/05/2024	250,000	281,035
		22,706,086
Health Care (3.4%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027 Callable @ 100.000 05/15/2026	200,000	241,516
Madison County Hospital Authority No 1 5.000% 07/01/2031 Callable @ 100.000 07/01/2025	500,000	573,885
Madison County Hospital Authority No 1 5.000% 07/01/2032 Callable @ 100.000 07/01/2025	335,000	383,649
Madison County Hospital Authority No 1 5.000% 07/01/2033 Callable @ 100.000 07/01/2025	450,000	516,452
Madison County Hospital Authority No 1 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	215,000	247,293
		1,962,794
Housing (0.7%)
Nebraska Investment Finance Authority 3.850% 03/01/2038 Callable @ 100.000 09/01/2024	395,000	405,697

Other Revenue (2.2%)
City of Columbus NE 3.000% 06/15/2036 Callable @ 100.000 06/30/2026	750,000	804,413
Papillion Municipal Facilities Corp 3.000% 12/15/2034 Callable @ 100.000 07/30/2024	435,000	455,145
		1,259,557
Pre-Refunded (16.5%)
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	1,000,000	1,049,230
*City of Omaha NE 5.000% 02/01/2027 Callable @ 100.000 02/01/2022	1,000,000	1,025,140
Grand Island Public Schools 5.000% 12/15/2033 Callable @ 100.000 12/15/2024	500,000	580,435
Grand Island Public Schools 5.000% 12/15/2039 Callable @ 100.000 12/15/2024	500,000	580,435
Gretna Public Schools 5.000% 12/15/2035 Callable @ 100.000 12/15/2025	250,000	301,970
Lincoln County Hospital Authority No 1 5.000% 11/01/2023 Callable @ 100.000 11/01/2021	250,000	252,965
Lincoln County Hospital Authority No 1 5.000% 11/01/2024 Callable @ 100.000 11/01/2021	250,000	253,025
Lincoln County Hospital Authority No 1 5.000% 11/01/2025 Callable @ 100.000 11/01/2021	250,000	252,965
Lincoln County Hospital Authority No 1 5.000% 11/01/2032 Callable @ 100.000 11/01/2021	250,000	252,965
Scotts Bluff County School District No 32 5.000% 12/01/2031 Callable @ 100.000 12/01/2025	250,000	301,335
University of Nebraska 5.000% 05/15/2033 Callable @ 100.000 11/15/2025	250,000	300,530
University of Nebraska 5.000% 05/15/2035 Callable @ 100.000 05/15/2025	500,000	587,885
University of Nebraska 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	1,500,000	1,774,965
University of Nebraska 5.000% 07/01/2038 Callable @ 100.000 07/01/2022	250,000	260,923
University of Nebraska 5.000% 07/01/2042 Callable @ 100.000 01/01/2022	1,000,000	1,020,200
West Haymarket Joint Public Agency 5.000% 12/15/2042 Callable @ 100.000 12/15/2021	750,000	763,830
		9,558,798
Transportation (3.1%)
Omaha Airport Authority 5.000% 12/15/2027 Callable @ 100.000 12/15/2026	500,000	599,725
Omaha Airport Authority 5.000% 12/15/2036 Callable @ 100.000 12/15/2026	1,000,000	1,172,110
		1,771,835
Utilities (26.7%)
*Central Plains Energy Project 5.000% 09/01/2027 Callable @ 100.000 09/01/2022	2,000,000	2,091,900
Central Plains Energy Project 5.000% 09/01/2042 Callable @ 100.000 09/01/2022	500,000	523,705
Central Plains Energy Project 5.250% 09/01/2037 Callable @ 100.000 09/01/2022	500,000	527,135
City of Columbus NE Combined Revenue 4.000% 12/15/2032 Callable @ 100.000 12/15/2026	100,000	114,426
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2033 Callable @ 100.000 06/15/2030	300,000	364,776
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2034 Callable @ 100.000 06/15/2030	300,000	362,829
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2035 Callable @ 100.000 06/15/2030	300,000	361,410
City of Grand Island NE Combined Utility System Revenue 4.000% 08/15/2037 Callable @ 100.000 08/15/2030	300,000	363,438
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026 Callable @ 100.000 09/17/2023	250,000	279,100
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032 Callable @ 100.000 10/15/2022	500,000	518,640
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025 Callable @ 100.000 08/01/2023	275,000	298,188
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027 Callable @ 100.000 08/01/2023	400,000	431,452
City of Omaha NE Sewer Revenue 4.000% 04/01/2035 Callable @ 100.000 04/01/2026	250,000	279,678
City of Omaha NE Sewer Revenue 4.000% 04/01/2037 Callable @ 100.000 04/01/2030	750,000	910,020
City of Omaha NE Sewer Revenue 4.000% 04/01/2038 Callable @ 100.000 04/01/2030	400,000	480,280
City of Omaha NE Sewer Revenue 4.000% 04/01/2039 Callable @ 100.000 04/01/2030	250,000	299,055
City of Omaha NE Sewer Revenue 5.000% 11/15/2029 Callable @ 100.000 11/15/2024	250,000	285,190
City of Omaha NE Sewer Revenue 5.000% 11/15/2030 Callable @ 100.000 11/15/2024	250,000	284,765
City of Omaha NE Sewer Revenue 5.000% 11/15/2031 Callable @ 100.000 11/15/2024	500,000	570,105
Metropolitan Utilities District of Omaha 4.000% 12/15/2026 Callable @ 100.000 12/15/2022	250,000	263,230
Municipal Energy Agency of Nebraska 5.000% 04/01/2030 Callable @ 100.000 04/01/2022	500,000	515,825
Municipal Energy Agency of Nebraska 5.000% 04/01/2032 Callable @ 100.000 04/01/2022	100,000	103,014
Nebraska Public Power District 5.000% 01/01/2030 Callable @ 100.000 01/01/2022	500,000	510,385
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,355,000	2,743,175
Nebraska Public Power District 5.000% 01/01/2041 Callable @ 100.000 01/01/2026	250,000	290,740
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032 Callable @ 100.000 02/01/2026	400,000	450,820
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035 Callable @ 100.000 02/01/2026	365,000	408,983
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031 Callable @ 100.000 02/01/2026	445,000	528,798
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032 Callable @ 100.000 02/01/2025	250,000	286,663
		15,447,723

TOTAL MUNICIPAL BONDS (COST: $51,987,476)		$54,683,472

OTHER ASSETS LESS LIABILITIES (5.5%)		$3,174,242

NET ASSETS (100.0%)		$57,857,714

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2021

Other Revenue	34.1%
Utilities	26.1%
Transportation	8.6%
General Obligation	7.3%
Cash Equivalents and Other	6.4%
Health Care	6.4%
Pre-Refunded	5.1%
Education	4.8%
Housing	1.2%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2021

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (93.6%)

Education (4.8%)
Oklahoma Development Finance Authority 4.000% 08/01/2030 Callable @ 100.000 08/01/2024	$280,000	$305,220
Oklahoma Development Finance Authority 4.000% 08/01/2031 Callable @ 100.000 08/01/2024	290,000	314,952
Oklahoma Development Finance Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2024	305,000	330,864
Oklahoma Development Finance Authority 4.000% 08/01/2033 Callable @ 100.000 08/01/2024	315,000	341,129
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	19,000	21,941
Oklahoma State University 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	370,000	448,203
Oklahoma State University 5.000% 08/01/2032 Callable @ 100.000 08/01/2028	250,000	314,195
University of Oklahoma/The 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	650,000	707,844
University of Oklahoma/The 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	567,025
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	566,005
		3,917,377
General Obligation (7.3%)
City of Bartlesville OK 2.000% 12/01/2028	195,000	211,345
City of Broken Arrow OK 2.000% 12/01/2021	500,000	502,870
City of Broken Arrow OK 3.125% 12/01/2035 Callable @ 100.000 12/01/2026	575,000	621,811
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	698,769
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	703,635
City of Lawton OK 2.000% 12/01/2022	500,000	511,440
City of Midwest City OK 3.000% 06/01/2041 Callable @ 100.000 06/01/2029	500,000	537,780
City of Oklahoma City OK 4.000% 03/01/2031	300,000	385,698
*City of Oklahoma City OK 4.000% 03/01/2032 Callable @ 100.000 03/01/2027	1,305,000	1,520,312
City of Perkins OK 3.000% 06/01/2033	125,000	143,774
City of Perkins OK 3.000% 06/01/2034	115,000	131,720
		5,969,153
Health Care (6.4%)
Norman Regional Hospital Authority 3.250% 09/01/2039 Callable @ 100.000 09/01/2029	895,000	966,027
Norman Regional Hospital Authority 5.000% 09/01/2045 Callable @ 100.000 09/01/2029	200,000	247,406
Oklahoma County Finance Authority 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	299,095
Oklahoma County Finance Authority 4.000% 04/01/2046 Callable @ 100.000 04/01/2031	335,000	395,890
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	273,070
Oklahoma Development Finance Authority 4.000% 08/15/2048 Callable @ 100.000 08/15/2028	825,000	917,936
Oklahoma Development Finance Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	250,000	279,160
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	406,588
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2025	250,000	289,463
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2028	345,000	427,331
Oklahoma Development Finance Authority 5.000% 08/15/2033 Callable @ 100.000 08/15/2028	175,000	213,274
Tulsa County Industrial Authority 3.000% 02/01/2037 Callable @ 100.000 02/01/2029	500,000	534,850
		5,250,090
Housing (1.2%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039 Callable @ 100.000 03/01/2028	710,000	742,191
Oklahoma Housing Finance Agency 3.200% 03/01/2042 Callable @ 100.000 03/01/2028	245,000	262,478
		1,004,670
Other Revenue (34.1%)
Bryan County School Finance Authority 4.000% 12/01/2028	385,000	469,126
Bryan County School Finance Authority 4.000% 12/01/2029	415,000	512,952
Bryan County School Finance Authority 4.000% 12/01/2030 Callable @ 100.000 12/01/2029	435,000	536,377
Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,209,788
Carter County Public Facilities Authority 3.000% 09/01/2033 Callable @ 100.000 09/01/2031	520,000	588,843
Carter County Public Facilities Authority 3.000% 09/01/2034 Callable @ 100.000 09/01/2031	535,000	603,261
Carter County Public Facilities Authority 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	550,000	617,496
Carter County Public Facilities Authority 3.000% 09/01/2036 Callable @ 100.000 09/01/2031	575,000	643,299
City of Oklahoma City OK 5.000% 03/01/2032	250,000	250,105
City of Oklahoma City OK 5.000% 03/01/2033	250,000	250,110
City of Oklahoma City OK 5.000% 03/01/2034	500,000	500,220
Elk City Industrial Authority 3.000% 05/01/2034 Callable @ 100.000 05/01/2029	1,050,000	1,140,363
Elk City Industrial Authority 3.000% 05/01/2039 Callable @ 100.000 05/01/2029	425,000	440,411
Garvin County Educational Facilities Authority 4.000% 09/01/2031	665,000	825,910
Goldsby Public Works Authority 3.000% 08/01/2021	165,000	165,008
Grady County School Finance Authority 5.000% 09/01/2032 Callable @ 100.000 09/01/2028	370,000	462,285
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033 Callable @ 100.000 03/01/2029	250,000	275,408
Kingfisher County Educational Facilities Authority 3.000% 03/01/2035 Callable @ 100.000 03/01/2031	570,000	656,321
Kingfisher County Educational Facilities Authority 3.000% 03/01/2036 Callable @ 100.000 03/01/2031	400,000	452,332
Leflore County Public Facility Authority 3.000% 12/01/2032 Callable @ 100.000 12/01/2029	500,000	548,135
Love County Educational Facilities Authority 3.000% 12/01/2038 Callable @ 100.000 12/01/2031	765,000	850,451
Mannford Public Works Authority 3.000% 01/01/2031 Callable @ 100.000 01/01/2029	500,000	539,710
Marshall County Educational Facilities Authority 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	500,000	603,795
Muskogee Industrial Trust 5.000% 09/01/2026	400,000	482,500
Oklahoma Capitol Improvement Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	940,000	1,017,550
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2029	500,000	577,350
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2029	530,000	677,261
Oklahoma City Public Property Authority 5.000% 10/01/2027 Callable @ 100.000 10/01/2025	350,000	409,395
Oklahoma City Public Property Authority 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	400,000	466,240
Oklahoma City Public Property Authority 5.000% 10/01/2029 Callable @ 100.000 10/01/2025	625,000	723,313
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	262,462
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	945,855
Oklahoma County Finance Authority 4.000% 09/01/2033 Callable @ 100.000 09/01/2030	250,000	297,173
Oklahoma Development Finance Authority 3.000% 06/01/2029	195,000	220,391
Oklahoma Development Finance Authority 3.000% 06/01/2030	180,000	207,025
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2030	140,000	170,779
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2031	340,000	426,574
Oklahoma Development Finance Authority 4.000% 06/01/2033 Callable @ 100.000 06/01/2030	145,000	175,937
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2030	150,000	181,035
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2031	365,000	451,469
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2030	155,000	186,477
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2031	205,000	252,683
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	725,000	858,219
Oklahoma Development Finance Authority 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	250,000	300,350
Okmulgee County Governmental Building Authority 4.250% 12/01/2035 Callable @ 100.000 12/01/2023	500,000	532,510
Ottawa County Educational Facilities Authority 4.000% 09/01/2022	990,000	1,029,204
Pottawatomie County Facilities Authority 3.000% 09/01/2035 Callable @ 100.000 09/01/2030	625,000	696,331
Pottawatomie County Facilities Authority 3.000% 09/01/2036 Callable @ 100.000 09/01/2030	700,000	791,245
Sand Springs Municipal Authority 4.000% 01/01/2036 Callable @ 100.000 01/01/2023	500,000	520,850
Sand Springs Municipal Authority 4.250% 01/01/2035 Callable @ 100.000 01/01/2023	250,000	261,433
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	584,656
Tulsa County Industrial Authority 4.000% 12/01/2030 Callable @ 100.000 12/01/2026	250,000	290,568
Tulsa Public Facilities Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2025	200,000	213,144
Wagoner County School Development Authority 4.000% 09/01/2027	500,000	589,635
		27,941,316
Pre-Refunded (5.1%)
City of Broken Arrow OK 4.125% 08/01/2031 Callable @ 100.000 08/01/2021	180,000	180,022
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043 Callable @ 100.000 07/01/2026	500,000	582,585
Oklahoma Capitol Improvement Authority 4.000% 10/01/2024 Callable @ 100.000 10/01/2021	800,000	805,688
Oklahoma Capitol Improvement Authority 4.000% 10/01/2025 Callable @ 100.000 10/01/2021	1,000,000	1,007,110
Oklahoma Development Finance Authority 5.000% 02/15/2042 Callable @ 100.000 02/15/2022	250,000	256,508
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	370,000	414,659
Oklahoma Water Resources Board 4.000% 04/01/2025 Callable @ 100.000 04/01/2022	150,000	154,058
Sapulpa Municipal Authority 5.000% 04/01/2028 Callable @ 100.000 04/01/2023	750,000	805,425
		4,206,054
Transportation (8.6%)
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2030	2,000,000	2,390,600
Oklahoma Turnpike Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2027	100,000	114,917
Oklahoma Turnpike Authority 4.000% 01/01/2042 Callable @ 100.000 01/01/2027	1,000,000	1,146,340
*Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,571,095
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	167,497
Tulsa Airports Improvement Trust 5.000% 06/01/2023	420,000	420,248
Tulsa Airports Improvement Trust 5.000% 06/01/2024	230,000	230,140
Tulsa Airports Improvement Trust 5.000% 06/01/2027	300,000	369,606
Tulsa Airports Improvement Trust 5.250% 06/01/2025	245,000	245,191
Tulsa Airports Improvement Trust 5.250% 06/01/2026	360,000	360,320
		7,015,955
Utilities (26.1%)
Clinton Public Works Authority 4.000% 12/01/2034 Callable @ 100.000 12/01/2024	750,000	808,148
Clinton Public Works Authority 4.000% 12/01/2039 Callable @ 100.000 12/01/2024	500,000	538,710
Coweta Public Works Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2026	1,000,000	1,145,500
Edmond Public Works Authority 4.000% 07/01/2047 Callable @ 100.000 07/01/2027	1,000,000	1,155,240
Edmond Public Works Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2027	500,000	615,125
Jenks Public Works Authority 3.000% 08/01/2029 Callable @ 100.000 08/01/2024	325,000	343,782
Miami Special Utility Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2026	500,000	570,755
Oklahoma City Water Utilities Trust 4.000% 07/01/2039 Callable @ 100.000 07/01/2025	175,000	191,398
Oklahoma City Water Utilities Trust 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	100,000	115,478
Oklahoma Water Resources Board 4.000% 04/01/2033 Callable @ 100.000 04/01/2030	500,000	620,195
Oklahoma Water Resources Board 4.000% 04/01/2033 Callable @ 100.000 04/01/2030	1,000,000	1,245,070
Oklahoma Water Resources Board 4.000% 10/01/2032 Callable @ 100.000 10/01/2031	235,000	298,927
Oklahoma Water Resources Board 4.000% 10/01/2033 Callable @ 100.000 10/01/2031	200,000	252,618
Oklahoma Water Resources Board 4.000% 10/01/2034 Callable @ 100.000 10/01/2031	310,000	388,979
Oklahoma Water Resources Board 4.000% 10/01/2035 Callable @ 100.000 10/01/2031	430,000	538,162
Oklahoma Water Resources Board 4.000% 10/01/2036 Callable @ 100.000 10/01/2031	200,000	249,876
Oklahoma Water Resources Board 4.000% 10/01/2038 Callable @ 100.000 10/01/2028	325,000	385,489
Oklahoma Water Resources Board 4.000% 10/01/2043 Callable @ 100.000 10/01/2028	830,000	975,150
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	955,000	1,168,404
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	465,000	566,677
Oklahoma Water Resources Board 4.000% 10/01/2048 Callable @ 100.000 10/01/2028	1,460,000	1,699,469
Oklahoma Water Resources Board 4.000% 10/01/2050 Callable @ 100.000 10/01/2030	515,000	622,372
Oklahoma Water Resources Board 5.000% 04/01/2032 Callable @ 100.000 04/01/2022	140,000	144,297
Oklahoma Water Resources Board 5.000% 10/01/2029 Callable @ 100.000 10/01/2024	250,000	284,000
Oklahoma Water Resources Board 5.000% 10/01/2033 Callable @ 100.000 10/01/2024	500,000	565,950
Sand Springs Municipal Authority Water Sewer Utility & 1% Sales Tax Revenue 3.000% 11/01/2038 Callable @ 100.000 11/01/2028	980,000	1,068,141
*Sand Springs Municipal Authority Water Sewer Utility & 1% Sales Tax Revenue 3.000% 11/01/2042 Callable @ 100.000 11/01/2028	1,500,000	1,631,700
*Washington County Rural Water District No 3 3.000% 09/15/2041 Callable @ 100.000 03/01/2028	3,000,000	3,240,660
		21,430,272

TOTAL MUNICIPAL BONDS (COST: $72,963,161)		$76,734,886

OTHER ASSETS LESS LIABILITIES (6.4%)		$5,255,559

NET ASSETS (100.0%)		$81,990,445

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS July 31, 2021

General Obligation	44.0%
Health Care	13.6%
Cash Equivalents and Other	13.2%
Other Revenue	8.3%
Housing	6.4%
Pre-Refunded	6.3%
Utilities	4.1%
Education	2.6%
Transportation	1.5%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2021

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (86.8%)

Education (2.6%)
Montana State Board of Regents 4.000% 11/15/2025 Callable @ 100.000 11/15/2022	$500,000	$526,075
Montana State Board of Regents 5.000% 11/15/2025 Callable @ 100.000 11/15/2023	500,000	556,755
Montana State Board of Regents 5.000% 11/15/2030 Callable @ 100.000 11/15/2023	240,000	261,022
Montana State Board of Regents 5.000% 11/15/2045 Callable @ 100.000 11/15/2027	1,000,000	1,237,200
		2,581,052
General Obligation (44.0%)
Broadwater County K 12 School District No 1 Townsend 3.000% 07/01/2038 Callable @ 100.000 07/01/2030	475,000	526,414
Broadwater County K 12 School District No 1 Townsend 3.000% 07/01/2039 Callable @ 100.000 07/01/2030	410,000	453,308
Carbon County High School District No 1 Red Lodge 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	475,000	535,696
Carbon County High School District No 1 Red Lodge 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	255,000	285,919
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2037 Callable @ 100.000 01/01/2031	580,000	660,655
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2038 Callable @ 100.000 01/01/2031	600,000	682,302
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	620,000	703,297
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	535,000	604,443
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	500,000	563,890
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031 Callable @ 100.000 07/01/2027	700,000	820,617
City & County of Butte Silver Bow MT 4.000% 07/01/2030 Callable @ 100.000 07/01/2026	225,000	257,067
City & County of Butte Silver Bow MT 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	240,000	272,796
City & County of Butte Silver Bow MT 4.500% 07/01/2034 Callable @ 100.000 07/01/2026	850,000	987,309
City of Bozeman MT 4.000% 07/01/2028 Callable @ 100.000 01/01/2024	540,000	590,171
City of Bozeman MT 4.000% 07/01/2034 Callable @ 100.000 07/01/2029	500,000	601,445
City of Fort Benton MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	715,000	794,901
City of Fort Benton MT 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	770,000	840,109
City of Missoula MT 4.000% 07/01/2031 Callable @ 100.000 07/01/2025	250,000	280,548
County of Ravalli MT 4.250% 07/01/2030 Callable @ 100.000 07/01/2024	755,000	828,831
Desmet School District No 20 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	320,000	356,368
DeSmet School District No 20 3.000% 07/01/2041 Callable @ 100.000 07/01/2031	200,000	228,592
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	574,729
Flathead County School District No 6 Columbia Falls 4.000% 07/01/2039 Callable @ 100.000 07/01/2030	1,000,000	1,200,810
Gallatin County High School District No 7 Bozeman 3.000% 06/01/2035 Callable @ 100.000 06/01/2027	300,000	323,250
Gallatin County High School District No 7 Bozeman 3.000% 12/01/2034 Callable @ 100.000 06/01/2027	500,000	541,655
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	605,000	728,160
Gallatin County School District No 27 Monforton 4.250% 06/15/2026 Callable @ 100.000 06/15/2023	415,000	447,478
Gallatin County School District No 3 Manhattan 4.000% 07/01/2034 Callable @ 100.000 07/01/2026	465,000	526,892
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	575,173
Gallatin County School District No 44 Belgrade 4.000% 06/01/2031 Callable @ 100.000 06/01/2029	265,000	321,654
Gallatin County School District No 44 Belgrade 4.000% 06/01/2036 Callable @ 100.000 06/01/2029	345,000	411,768
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032 Callable @ 100.000 06/01/2026	610,000	690,721
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033 Callable @ 100.000 06/01/2026	260,000	293,491
Gallatin County School District No 72 Ophir 4.000% 07/01/2034 Callable @ 100.000 07/01/2030	310,000	377,499
Gallatin County School District No 72 Ophir 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	535,000	649,410
Gallatin County School District No 72 Ophir 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	687,368
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	967,304
Hellgate School District No 4 5.000% 06/15/2028 Callable @ 100.000 06/15/2027	500,000	630,930
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	621,335
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	621,050
*Missoula County Elementary School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	500,000	566,530
Missoula County Elementary School District No 1 4.000% 07/01/2033 Callable @ 100.000 07/01/2026	750,000	852,488
Missoula County School District No 7 Lolo 3.000% 07/01/2045 Callable @ 100.000 07/01/2031	470,000	514,862
Missoula County School District No 7 Lolo 3.000% 07/01/2046 Callable @ 100.000 07/01/2031	480,000	523,550
Missoula County School District No 7 Lolo 3.000% 07/01/2047 Callable @ 100.000 07/01/2031	510,000	555,237
Missoula County School District No 7 Lolo 3.000% 07/01/2048 Callable @ 100.000 07/01/2031	540,000	585,868
Missoula High School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	275,000	313,569
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	296,143
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	295,530
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	250,000	294,510
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	965,000	1,136,017
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	355,000	417,050
*Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	2,307,351
State of Montana 4.000% 08/01/2023	385,000	417,629
State of Montana 4.000% 08/01/2026 Callable @ 100.000 08/01/2024	855,000	954,941
State of Montana 4.000% 08/01/2027 Callable @ 100.000 08/01/2024	480,000	533,962
State of Montana 5.000% 08/01/2030	500,000	683,610
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039 Callable @ 100.000 07/01/2029	300,000	383,334
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	530,000	640,118
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	275,000	330,528
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031 Callable @ 100.000 07/01/2023	450,000	482,868
Wibaux County School District No 6 Wibaux 3.000% 07/01/2029 Callable @ 100.000 07/01/2025	355,000	381,483
Yellowstone County High School District No 7 Laurel 3.000% 07/01/2025	225,000	247,248
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037 Callable @ 100.000 07/01/2028	1,000,000	1,251,010
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038 Callable @ 100.000 07/01/2028	1,500,000	1,850,745
Yellowstone County School District No 2 Billings 3.000% 06/15/2032 Callable @ 100.000 12/15/2027	630,000	694,348
Yellowstone County School District No 2 Billings 3.000% 06/15/2034 Callable @ 100.000 12/15/2027	315,000	343,747
Yellowstone County School District No 2 Billings 3.000% 06/15/2035 Callable @ 100.000 12/15/2027	430,000	464,581
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	573,770
Yellowstone County School District No 8 Elder Grove 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	875,000	1,015,910
		42,973,888
Health Care (13.6%)
County of Yellowstone MT 4.000% 10/01/2029 Callable @ 100.000 10/01/2024	710,000	785,267
Montana Facility Finance Authority 3.000% 06/01/2050 Callable @ 100.000 06/01/2031	350,000	378,557
Montana Facility Finance Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	2,000,000	2,204,560
Montana Facility Finance Authority 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	240,412
Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,500,000	1,795,215
*Montana Facility Finance Authority 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,075,000	1,243,399
Montana Facility Finance Authority 5.000% 06/01/2028 Callable @ 100.000 12/01/2024	1,015,000	1,139,672
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	1,038,196
Montana Facility Finance Authority 5.000% 06/01/2035 Callable @ 100.000 06/01/2028	425,000	520,260
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	854,280
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,231,720
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,222,090
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	500,000	610,905
		13,264,532
Housing (6.4%)
#Montana Board of Housing 1.800% 06/01/2033 Callable @ 100.000 12/01/2030	250,000	249,768
#Montana Board of Housing 1.850% 12/01/2036 Callable @ 100.000 12/01/2030	250,000	249,668
Montana Board of Housing 2.250% 12/01/2040 Callable @ 100.000 12/01/2029	500,000	506,205
Montana Board of Housing 2.800% 12/01/2039 Callable @ 100.000 06/01/2029	815,000	848,806
Montana Board of Housing 3.000% 12/01/2023 Callable @ 100.000 12/01/2022	60,000	61,039
Montana Board of Housing 3.000% 12/01/2045 Callable @ 100.000 06/01/2029	455,000	470,543
Montana Board of Housing 3.150% 06/01/2024 Callable @ 100.000 12/01/2022	240,000	246,235
Montana Board of Housing 3.150% 12/01/2024 Callable @ 100.000 12/01/2022	85,000	87,005
Montana Board of Housing 3.250% 12/01/2044 Callable @ 100.000 12/01/2028	1,310,000	1,398,058
Montana Board of Housing 3.350% 06/01/2025 Callable @ 100.000 12/01/2022	110,000	112,222
Montana Board of Housing 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	345,000	378,914
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	830,000	911,465
Montana Board of Housing 3.875% 12/01/2023 Callable @ 100.000 06/01/2023	110,000	114,217
Montana Board of Housing 4.050% 06/01/2024 Callable @ 100.000 06/01/2023	105,000	111,022
Montana Board of Housing 4.050% 12/01/2024 Callable @ 100.000 06/01/2023	290,000	304,520
Montana Board of Housing 4.650% 12/01/2028 Callable @ 100.000 06/01/2023	165,000	172,780
		6,222,465
Other Revenue (8.3%)
City of Billings MT 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	470,233
City of Billings MT 4.375% 07/01/2029 Callable @ 100.000 01/01/2023	490,000	500,442
City of Billings MT 4.800% 07/01/2022	15,000	15,013
City of Billings MT 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	823,302
*City of Billings MT 5.000% 07/01/2033 Callable @ 100.000 01/01/2023	900,000	928,404
City of Billings MT 5.500% 07/01/2026	205,000	205,447
City of Great Falls MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,005,000	1,041,130
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	619,545
City of Livingston MT 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	595,277
City of Missoula MT 4.750% 07/01/2027	90,000	90,208
City of Missoula MT 5.125% 07/01/2026	125,000	125,029
City of Missoula MT 6.000% 07/01/2030	180,000	180,365
Gallatin County Rural Improvement District 5.500% 07/01/2025	325,000	326,001
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,002,320
Madison County Rural Improvement District 5.500% 07/01/2025	185,000	185,562
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,002,280
		8,110,558
Pre-Refunded (6.3%)
*Montana State Board of Regents 4.000% 05/15/2025 Callable @ 100.000 05/15/2022	2,000,000	2,063,180
Montana State Board of Regents 4.000% 05/15/2026 Callable @ 100.000 05/15/2022	1,145,000	1,181,171
Montana State Board of Regents 5.000% 11/15/2023 Callable @ 100.000 11/15/2021	250,000	253,660
Yellowstone County School District No 2 Billings 5.000% 06/15/2026 Callable @ 100.000 06/15/2024	515,000	586,286
Yellowstone County School District No 2 Billings 5.000% 06/15/2027 Callable @ 100.000 06/15/2024	1,000,000	1,135,020
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	350,000	409,504
Yellowstone County School District No 2 Billings 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	511,886
		6,140,707
Transportation (1.5%)
Missoula Parking Commission 4.000% 10/01/2026 Callable @ 100.000 04/01/2024	835,000	915,385
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	100,323
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	105,328
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	370,000	370,803
		1,491,839
Utilities (4.1%)
City of Billings MT 5.000% 07/01/2031 Callable @ 100.000 07/01/2027	260,000	323,092
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,668,928
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025 Callable @ 100.000 07/01/2023	215,000	231,669
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026 Callable @ 100.000 07/01/2023	225,000	241,607
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028 Callable @ 100.000 07/01/2025	250,000	284,533
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029 Callable @ 100.000 07/01/2025	250,000	281,940
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033 Callable @ 100.000 07/01/2025	250,000	280,643
City of Missoula MT Water System Revenue 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	600,000	718,380
		4,030,790

TOTAL MUNICPAL BONDS (COST: $79,944,913)		$84,815,831

OTHER ASSETS LESS LIABILITIES (13.2%)		$12,948,814

NET ASSETS (100.0%)		$97,764,645

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#When-issued purchase as of July 31, 2021.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS July 31, 2021

General Obligation	31.3%
Other Revenue	20.8%
Health Care	14.8%
Education	9.5%
Housing	9.4%
Cash Equivalents and Other	5.8%
Pre-Refunded	4.5%
Utilities	3.9%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2021

	Principal Amount	Fair Value
MUNICIPAL BONDS (94.2%)

Education (9.5%)
#State Board of Higher Education of the State of North Dakota 2.000% 08/01/2033 Callable @ 100.000 08/01/2028	$200,000	$204,742
State Board of Higher Education of the State of North Dakota 3.125% 07/01/2037 Callable @ 100.000 07/01/2029	200,000	202,770
State Board of Higher Education of the State of North Dakota 3.200% 07/01/2039 Callable @ 100.000 07/01/2029	200,000	202,974
State Board of Higher Education of the State of North Dakota 3.250% 04/01/2037 Callable @ 100.000 04/01/2027	250,000	271,700
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025 Callable @ 100.000 04/01/2024	415,000	459,662
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028 Callable @ 100.000 04/01/2024	365,000	393,131
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033 Callable @ 100.000 04/01/2025	500,000	547,020
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2044 Callable @ 100.000 04/01/2029	500,000	580,790
University of North Dakota 5.000% 04/01/2024 Callable @ 100.000 04/01/2022	250,000	258,333
		3,121,121
General Obligation (31.3%)
City of Grand Forks ND 4.000% 12/01/2039 Callable @ 100.000 12/01/2028	470,000	546,126
City of Grand Forks ND 4.500% 05/01/2032 Callable @ 100.000 05/01/2025	240,000	265,894
City of Horace ND 3.000% 05/01/2037 Callable @ 100.000 05/01/2026	500,000	531,135
City of Horace ND 4.250% 05/01/2035 Callable @ 100.000 05/01/2023	340,000	354,705
City of Minot ND Airport Revenue 3.500% 10/01/2025 Callable @ 100.000 10/01/2022	570,000	590,623
City of Minot ND Airport Revenue 4.000% 10/01/2028 Callable @ 100.000 10/01/2022	355,000	368,064
City of West Fargo ND 2.000% 05/01/2037 Callable @ 100.000 05/01/2026	500,000	507,905
City of West Fargo ND 2.250% 05/01/2040 Callable @ 100.000 05/01/2026	500,000	509,795
City of Williston ND 4.000% 05/01/2035 Callable @ 100.000 05/01/2023	200,000	208,508
City of Williston ND 4.000% 05/01/2038 Callable @ 100.000 05/01/2023	230,000	239,366
Dickinson Public School District No 1 4.000% 08/01/2034 Callable @ 100.000 08/01/2025	400,000	441,988
Mandan Public School District No 1 3.000% 08/01/2033 Callable @ 100.000 08/01/2029	1,000,000	1,132,050
Mandan Public School District No 1 3.125% 08/01/2024 Callable @ 100.000 08/01/2022	200,000	206,492
Nesson Public School District No 2 4.000% 08/01/2039 Callable @ 100.000 08/01/2027	500,000	563,835
Thompson Public School District No 61 1.550% 08/01/2038 Callable @ 100.000 08/01/2028	275,000	275,182
#West Fargo Park District 2.000% 05/01/2030 Callable @ 100.000 05/01/2029	285,000	306,754
#West Fargo Park District 2.000% 05/01/2031 Callable @ 100.000 05/01/2029	290,000	309,674
#West Fargo Park District 2.000% 05/01/2032 Callable @ 100.000 05/01/2029	295,000	312,697
#West Fargo Park District 3.000% 05/01/2027	260,000	294,398
#West Fargo Park District 3.000% 05/01/2028	270,000	309,682
#West Fargo Park District 3.000% 05/01/2029	275,000	318,813
West Fargo Public School District No 6 3.000% 08/01/2035 Callable @ 100.000 08/01/2028	1,000,000	1,119,120
West Fargo Public School District No 6 3.000% 08/01/2036 Callable @ 100.000 08/01/2028	500,000	560,630
		10,273,434
Health Care (14.8%)
City of Grand Forks ND 4.000% 12/01/2027 Callable @ 100.000 12/01/2021	400,000	403,344
City of Grand Forks ND 5.000% 12/01/2022 Callable @ 100.000 12/01/2021	500,000	508,345
City of Grand Forks ND 5.000% 12/01/2032 Callable @ 100.000 12/01/2021	250,000	253,025
City of Grand Forks ND 5.125% 12/01/2025	250,000	274,455
City of Langdon ND 6.200% 01/01/2025	130,000	130,491
County of Burleigh ND 3.500% 11/01/2028 Callable @ 101.000 11/01/2025	215,000	223,387
County of Burleigh ND 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	259,710
County of Cass ND 4.125% 02/15/2037 Callable @ 100.000 02/15/2028	595,000	680,549
*County of Cass ND 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,465,763
County of Cass ND 5.000% 02/15/2033 Callable @ 100.000 02/15/2028	445,000	544,133
County of Ward ND 5.000% 06/01/2053 Callable @ 100.000 06/01/2028	100,000	114,737
		4,857,939
Housing (9.4%)
North Dakota Housing Finance Agency 1.150% 01/01/2028	500,000	502,895
North Dakota Housing Finance Agency 1.750% 01/01/2031 Callable @ 100.000 07/01/2030	500,000	508,920
North Dakota Housing Finance Agency 2.950% 07/01/2039 Callable @ 100.000 01/01/2029	245,000	259,257
North Dakota Housing Finance Agency 3.000% 07/01/2040 Callable @ 100.000 07/01/2029	315,000	331,459
North Dakota Housing Finance Agency 3.050% 07/01/2043 Callable @ 100.000 01/01/2029	245,000	255,572
North Dakota Housing Finance Agency 3.500% 07/01/2035 Callable @ 100.000 07/01/2028	30,000	30,254
North Dakota Housing Finance Agency 3.550% 07/01/2033 Callable @ 100.000 07/01/2027	155,000	168,713
*North Dakota Housing Finance Agency 3.550% 07/01/2040 Callable @ 100.000 07/01/2026	580,000	617,004
North Dakota Housing Finance Agency 3.750% 07/01/2038	390,000	416,524
		3,090,597
Other Revenue (20.8%)
City of Grand Forks ND 5.000% 12/15/2028 Callable @ 100.000 12/15/2025	250,000	297,605
*City of Mandan ND 3.250% 09/01/2041 Callable @ 100.000 09/01/2024	1,250,000	1,297,188
*City of Mandan ND 4.000% 09/01/2034 Callable @ 100.000 09/01/2024	500,000	540,175
City of Minot ND 2.000% 10/01/2042 Callable @ 100.000 10/01/2028	595,000	595,583
County of Barnes ND 4.000% 05/01/2032 Callable @ 100.000 05/01/2025	250,000	275,438
County of Barnes ND 4.000% 05/01/2040 Callable @ 100.000 05/01/2025	500,000	543,765
Jamestown Park District/ND 3.000% 07/01/2035 Callable @ 100.000 07/01/2024	500,000	519,060
Jamestown Park District/ND 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	500,000	538,645
Jamestown Park District/ND 4.000% 07/01/2033 Callable @ 100.000 07/01/2024	345,000	370,806
Minot Park District 3.000% 12/01/2028 Callable @ 100.000 12/01/2023	250,000	261,435
Minot Park District 3.750% 12/01/2038 Callable @ 100.000 12/01/2025	435,000	472,497
North Dakota Public Finance Authority 4.000% 06/01/2028 Callable @ 100.000 06/01/2024	265,000	289,263
North Dakota Public Finance Authority 4.000% 06/01/2030 Callable @ 100.000 06/01/2023	400,000	423,104
North Dakota Public Finance Authority 5.000% 06/01/2028 Callable @ 100.000 06/01/2025	130,000	151,973
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,158
		6,816,695
Pre-Refunded (4.5%)
City of Fargo ND 6.000% 11/01/2028 Callable @ 100.000 11/01/2021	500,000	507,025
County of Burleigh ND 4.500% 07/01/2032 Callable @ 100.000 07/01/2022	250,000	260,130
County of Burleigh ND 5.000% 07/01/2022	300,000	314,307
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032 Callable @ 100.000 11/01/2022	400,000	413,512
		1,494,974
Utilities (3.9%)
City of Grand Forks ND Sanitation Revenue 2.600% 09/01/2038 Callable @ 100.000 09/01/2027	290,000	302,079
City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040 Callable @ 100.000 09/01/2027	485,000	502,494
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034 Callable @ 100.000 11/01/2025	250,000	256,850
Mclean Sheridan Water District 2.000% 09/01/2038 Callable @ 100.000 09/01/2028	205,000	205,504
		1,266,927

TOTAL MUNICIPAL BONDS (COST: $29,636,620)		$30,921,686

OTHER ASSETS LESS LIABILITIES (5.8%)		1,894,213

NET ASSETS (100.0%)		$32,815,899

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of July 31, 2021.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2021

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$73,928,577	$12,831,241	$51,987,476

Investments in securities, at value	$78,370,576	$13,544,023	$54,683,472
Cash and cash equivalents	4,245,985	1,471,012	2,845,107
Receivable for Fund shares sold	0	0	26
Accrued interest receivable	984,801	85,919	431,794
Receivable from affiliate	12,691	5,657	10,589
Prepaid expenses	1,516	1,491	736
Total assets	$83,615,569	$15,108,102	$57,971,724

LIABILITIES
Payable for securities purchased	$2,263,670	$629,262	$0
Payable for Fund shares redeemed	48,531	1,667	24,470
Distributions payable	20,395	3,318	19,415
Trustees’ fees payable	4,356	825	3,116
Payable to affiliates	71,433	16,001	53,299
Accrued expenses	18,725	6,905	13,710
Total liabilities	$2,427,110	$657,978	$114,010

NET ASSETS	$81,188,459	$14,450,124	$57,857,714

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$77,301,936	$14,162,974	$56,097,209
Distributable earnings	3,886,523	287,150	1,760,505

NET ASSETS	$81,188,459	$14,450,124	$57,857,714

Net Assets - Class A	$70,685,525	$13,476,972	$55,362,664
Net Assets - Class I	$10,502,934	$973,152	$2,495,050
Shares outstanding - Class A	6,380,776	1,237,669	5,205,105
Shares outstanding - Class I	947,732	89,332	234,630
Net asset value per share - Class A*	$11.08	$10.89	$10.64
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$11.36	$11.17	$10.91
Net asset value per share - Class I	$11.08	$10.89	$10.63

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2021

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$72,963,161	$79,944,913	$29,636,620

Investments in securities, at value	$76,734,886	$84,815,831	$30,921,686
Cash and cash equivalents	4,856,234	13,076,141	3,703,022
Receivable for Fund shares sold	0	24,921	23,488
Accrued interest receivable	720,294	498,499	263,490
Receivable from affiliate	13,240	14,306	7,419
Prepaid expenses	1,103	2,990	632
Total assets	$82,325,757	$98,432,688	$34,919,737

LIABILITIES
Payable for securities purchased	$0	$500,000	$2,053,083
Payable for Fund shares redeemed	233,690	31,918	3,269
Distributions payable	7,263	24,637	4,707
Trustees’ fees payable	4,276	5,256	1,749
Payable to affiliates	73,586	84,871	31,543
Accrued expenses	16,497	21,361	9,487
Total liabilities	$335,312	$668,043	$2,103,838

NET ASSETS	$81,990,445	$97,764,645	$32,815,899

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$78,455,482	$95,993,309	$32,396,132
Distributable earnings	3,534,963	1,771,336	419,767

NET ASSETS	$81,990,445	$97,764,645	$32,815,899

Net Assets - Class A	$77,020,664	$79,709,511	$30,747,034
Net Assets - Class I	$4,969,781	$18,055,134	$2,068,865
Shares outstanding - Class A	6,344,749	7,708,089	2,968,119
Shares outstanding - Class I	409,000	1,745,770	199,635
Net asset value per share - Class A*	$12.14	$10.34	$10.36
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$12.45	$10.61	$10.63
Net asset value per share - Class I	$12.15	$10.34	$10.36

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2021

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$2,015,388	$408,980	$1,416,909
Total investment income	$2,015,388	$408,980	$1,416,909

EXPENSES
Investment advisory fees	$380,074	$75,455	$275,790
Distribution (12b-1) fees - Class A	167,367	35,241	131,894
Transfer agent fees	97,218	24,110	72,190
Administrative service fees	142,421	57,127	113,221
Professional fees	20,158	6,526	15,849
Reports to shareholders	2,701	1,533	1,745
License, fees, and registrations	1,486	1,205	6,453
Audit fees	14,526	2,456	10,525
Trustees’ fees	7,556	1,505	5,489
Transfer agent out-of-pockets	5,339	1,649	3,585
Legal fees	8,077	1,877	5,825
Insurance expense	1,416	334	1,064
Total expenses	$848,339	$209,018	$643,630
Less expenses waived or reimbursed (See Note 7)	(125,783)	(63,574)	(109,033)
Total net expenses	$722,556	$145,444	$534,597

NET INVESTMENT INCOME (LOSS)	$1,292,832	$263,536	$882,312

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$8,491	$(20,973)	$(233,081)
Net change in unrealized appreciation (depreciation) of investments	(407,289)	(103,184)	(427,907)
Net realized and unrealized gain (loss) on investments	$(398,798)	$(124,157)	$(660,988)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$894,034	$139,379	$221,324

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2021

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INVESTMENT INCOME
Interest	$1,858,799	$2,437,384	$875,589
Total investment income	$1,858,799	$2,437,384	$875,589

EXPENSES
Investment advisory fees	$373,494	$463,318	$154,707
Distribution (12b-1) fees - Class A	174,711	190,320	71,776
Transfer agent fees	95,639	117,197	43,130
Administrative service fees	140,578	165,729	79,318
Professional fees	19,706	23,633	10,082
Reports to shareholders	1,241	3,190	1,431
License, fees, and registrations	2,044	2,643	1,748
Audit fees	15,616	17,910	5,847
Trustees’ fees	7,401	9,202	3,078
Transfer agent out-of-pockets	3,399	5,350	2,383
Legal fees	7,842	9,773	3,240
Insurance expense	1,235	1,664	595
Total expenses	$842,906	$1,009,929	$377,335
Less expenses waived or reimbursed (See Note 7)	(122,886)	(142,929)	(79,584)
Total net expenses	$720,020	$867,000	$297,751

NET INVESTMENT INCOME (LOSS)	$1,138,779	$1,570,384	$577,838

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$186,911	$(88)	$(46,417)
Net change in unrealized appreciation (depreciation) of investments	266,011	5,907	(39,589)
Net realized and unrealized gain (loss) on investments	$452,922	$5,819	$(86,006)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,591,701	$1,576,203	$491,832

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2021

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,292,832	$263,536	$882,312
Net realized gain (loss) from investment transactions	8,491	(20,973)	(233,081)
Net change in unrealized appreciation (depreciation) of investments	(407,289)	(103,184)	(427,907)
Net increase (decrease) in net assets resulting from operations	$894,034	$139,379	$221,324

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,119,334)	$(243,843)	$(838,183)
Distributions - Class I	(173,767)	(19,693)	(44,130)
Total distributions	$(1,293,101)	$(263,536)	$(882,313)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$12,125,958	$746,316	$6,885,906
Proceeds from sale of shares - Class I	4,199,396	436,085	2,118,920
Proceeds from reinvested dividends - Class A	978,594	193,649	597,347
Proceeds from reinvested dividends - Class I	75,614	16,169	28,875
Cost of shares redeemed - Class A	(5,362,369)	(1,923,398)	(3,042,700)
Cost of shares redeemed - Class I	(495,580)	(531,264)	(1,286,780)
Net increase (decrease) in net assets resulting from capital share transactions	$11,521,613	$(1,062,443)	$5,301,568

TOTAL INCREASE (DECREASE) IN NET ASSETS	$11,122,546	$(1,186,600)	$4,640,579
NET ASSETS, BEGINNING OF PERIOD	70,065,913	15,636,724	53,217,135
NET ASSETS, END OF PERIOD	$81,188,459	$14,450,124	$57,857,714

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2021

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,138,779	$1,570,384	$577,838
Net realized gain (loss) from investment transactions	186,911	(88)	(46,417)
Net change in unrealized appreciation (depreciation) of investments	266,011	5,907	(39,589)
Net increase (decrease) in net assets resulting from operations	$1,591,701	$1,576,203	$491,832

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,053,791)	$(1,255,956)	$(530,263)
Distributions - Class I	(84,816)	(314,236)	(46,932)
Total distributions	$(1,138,607)	$(1,570,192)	$(577,195)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$19,889,220	$11,800,545	$5,366,327
Proceeds from sale of shares - Class I	1,079,030	5,478,338	466,104
Proceeds from reinvested dividends - Class A	912,990	1,092,106	466,282
Proceeds from reinvested dividends - Class I	61,434	126,885	38,431
Cost of shares redeemed - Class A	(6,526,838)	(5,914,446)	(3,726,671)
Cost of shares redeemed - Class I	(999,148)	(1,019,327)	(578,856)
Net increase (decrease) in net assets resulting from capital share transactions	$14,416,688	$11,564,101	$2,031,617

TOTAL INCREASE (DECREASE) IN NET ASSETS	$14,869,782	$11,570,112	$1,946,254
NET ASSETS, BEGINNING OF PERIOD	67,120,663	86,194,533	30,869,645
NET ASSETS, END OF PERIOD	$81,990,445	$97,764,645	$32,815,899

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2020

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,340,928	$301,278	$980,712
Net realized gain (loss) from investment transactions	46,838	(4,467)	13,475
Net change in unrealized appreciation (depreciation) of investments	1,862,351	190,819	902,650
Net increase (decrease) in net assets resulting from operations	$3,250,117	$487,630	$1,896,837

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,195,736)	$(286,724)	$(936,040)
Distributions - Class I	(144,913)	(14,396)	(44,553)
Total distributions	$(1,340,649)	$(301,120)	$(980,593)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$12,689,397	$1,288,811	$8,832,956
Proceeds from sale of shares - Class I	1,497,214	535,725	1,682,866
Proceeds from reinvested dividends - Class A	1,003,520	227,836	650,345
Proceeds from reinvested dividends - Class I	57,877	13,305	37,971
Cost of shares redeemed - Class A	(5,039,101)	(1,741,465)	(3,595,127)
Cost of shares redeemed - Class I	(401,566)	(66,265)	(1,171,751)
Net increase (decrease) in net assets resulting from capital share transactions	$9,807,341	$257,947	$6,437,260

TOTAL INCREASE (DECREASE) IN NET ASSETS	$11,716,809	$444,457	$7,353,504
NET ASSETS, BEGINNING OF PERIOD	58,349,104	15,192,266	45,863,631
NET ASSETS, END OF PERIOD	$70,065,913	$15,636,723	$53,217,135

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2020

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,163,773	$1,687,558	$658,794
Net realized gain (loss) from investment transactions	17,250	(42,070)	(1,232)
Net change in unrealized appreciation (depreciation) of investments	1,063,158	1,349,142	152,390
Net increase (decrease) in net assets resulting from operations	$2,244,181	$2,994,630	$809,952

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,076,314)	$(1,417,923)	$(603,648)
Distributions - Class I	(86,503)	(269,549)	(54,172)
Total distributions	$(1,162,817)	$(1,687,472)	$(657,820)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$21,896,765	$18,171,272	$8,399,576
Proceeds from sale of shares - Class I	1,566,726	5,099,246	291,649
Proceeds from reinvested dividends - Class A	849,312	1,192,611	518,844
Proceeds from reinvested dividends - Class I	67,012	93,000	42,053
Cost of shares redeemed - Class A	(5,961,719)	(8,259,958)	(2,843,708)
Cost of shares redeemed - Class I	(333,062)	(1,233,416)	(330,889)
Net increase (decrease) in net assets resulting from capital share transactions	$18,085,034	$15,062,755	$6,077,525

TOTAL INCREASE (DECREASE) IN NET ASSETS	$19,166,398	$16,369,913	$6,229,657
NET ASSETS, BEGINNING OF PERIOD	47,954,265	69,824,620	24,639,989
NET ASSETS, END OF PERIOD	$67,120,663	$86,194,533	$30,869,646

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), and Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedules of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $500,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of July 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents—The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2021:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$78,370,576	$0	$78,370,576
	Total	$0	$78,370,576	$0	$78,370,576

ME Muni Fund	Municipal Bonds	$0	$13,544,023	$0	$13,544,023
	Total	$0	$13,544,023	$0	$13,544,023

NE Muni Fund	Municipal Bonds	$0	$54,683,472	$0	$54,683,472
	Total	$0	$54,683,472	$0	$54,683,472

OK Muni Fund	Municipal Bonds	$0	$76,734,886	$0	$76,734,886
	Total	$0	$76,734,886	$0	$76,734,886

Tax-Free	Municipal Bonds	$0	$84,815,831	$0	$84,815,831
Fund for MT	Total	$0	$84,815,831	$0	$84,815,831

Tax-Free	Municipal Bonds	$0	$30,921,686	$0	$30,921,686
Fund for ND	Total	$0	$30,921,686	$0	$30,921,686

The Funds did not any Level 3 assets during the year ended July 31, 2021.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) For the year ended July 31, 2021, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$15,639,042	$2,453,579	$11,753,838	$25,305,915	$19,357,620	$11,015,660
Sales	$ 3,055,000	$2,196,517	$ 4,277,335	$ 7,790,876	$10,119,420	$ 6,187,399

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Year Ended 7/31/2021:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	1,098,407	68,605	646,434	1,653,923	1,145,467	518,839
Shares issued from reinvestments	88,645	17,803	56,110	76,013	106,211	45,177
Shares redeemed	(485,862)	(176,936)	(285,666)	(543,792)	(574,742)	(360,560)
Net increase (decrease)	701,190	(90,528)	416,878	1,186,144	676,936	203,456

Class I
Shares sold	379,851	39,940	198,528	89,675	531,743	45,152
Shares issued from reinvestments	6,849	1,486	2,713	5,111	12,337	3,721
Shares redeemed	(44,854)	(48,983)	(120,798)	(82,650)	(98,890)	(56,186)
Net increase (decrease)	341,846	(7,557)	80,443	12,136	445,190	(7,313)

Year Ended 7/31/20:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	1,163,906	118,390	831,320	1,835,015	1,778,442	812,697
Shares issued from reinvestments	91,801	20,937	61,125	71,191	116,719	50,215
Shares redeemed	(464,404)	(158,858)	(339,493)	(501,839)	(811,144)	(280,305)
Net increase (decrease)	791,303	(19,531)	552,952	1,404,367	1,084,017	582,607

Class I
Shares sold	137,644	49,194	158,564	131,616	498,225	28,235
Shares issued from reinvestments	5,292	1,222	3,571	5,610	9,100	4,069
Shares redeemed	(36,641)	(6,077)	(109,233)	(28,415)	(120,981)	(31,997)
Net increase (decrease)	106,295	44,339	52,902	108,811	386,344	307

NOTE 6: Income Tax Information

At July 31, 2021, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$73,927,962	$12,831,230	$51,987,476	$72,962,796	$79,944,506	$29,636,160
Unrealized appreciation	$4,454,623	$713,173	$2,700,434	$3,772,468	$4,874,701	$1,297,220
Unrealized depreciation	(12,009)	(380)	(4,438)	(378)	(3,376)	(11,694)
Net unrealized appreciation*	$4,442,614	$712,793	$2,695,996	$3,772,090	$4,871,325	$1,285,526
*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The tax character of distributions were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Year ended 7/31/21:	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Tax-exempt income	$1,293,101	$263,536	$882,313	$1,138,607	$1,570,192	$577,195

Year ended 7/31/20:
Tax-exempt income	$1,340,649	$301,120	$980,593	$1,162,817	$1,687,472	$657,820

As of July 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$20,400	$3,349	$19,418	$7,269	$24,745	$4,680
Distributions payable	(20,395)	(3,318)	(19,415)	(7,263)	(24,637)	(4,707)
Accumulated capital and other losses	(556,096)	(425,674)	(935,494)	(237,133)	(3,100,097)	(865,732)
Unrealized appreciation /(depreciation)	4,442,614	712,793	2,695,996	3,772,090	4,871,325	1,285,526
Total accumulated earnings/(deficit)	$3,886,523	$287,150	$1,760,505	$3,534,963	$1,771,336	$419,767

The Funds’ capital loss carryforward amounts as of July 31, 2021 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$529,076	$397,966	$930,782	$237,133	$1,961,930	$656,202
Non-expiring L-T losses	27,020	27,708	4,712	0	1,138,167	209,530
Total	$556,096	$425,674	$935,494	$237,133	$3,100,097	$865,732

Capital loss carryforward utilized	$11,250	$0	$0	$187,079	$153	$0

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses, until November 29, 2021 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2021, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Year Ended 7/31/2021			Payable 7/31/2021
	Advisory Fees	Waived	Reimb.	Advisory	Waived	Reimb.
KS Muni Fund	$380,074	$125,783	$0	$34,294	$12,691	$0
ME Muni Fund	$75,455	$63,574	$0	$6,086	$5,657	$0
NE Muni Fund	$275,790	$109,033	$0	$24,467	$10,589	$0
OK Muni Fund	$373,494	$122,886	$0	$34,728	$13,240	$0
Tax-Free Fund for MT	$463,318	$142,929	$0	$41,466	$14,306	$0
Tax-Free Fund for ND	$154,707	$79,584	$0	$13,834	$7,419	$0

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts subject to recoupment with an expiration date of July 31, 2024 are as follows:

Amount
KS Muni Fund	$125,783
ME Muni Fund	$63,574
NE Muni Fund	$109,033
OK Muni Fund	$122,886
Tax-Free Fund for MT	$142,929
Tax Free Fund for ND	$79,584

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Year Ended 7/31/2021			Payable 7/31/2021
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$91,742	$79	$167,367	$14,910
ME Muni Fund - A	$6,376	$0	$35,241	$2,860
NE Muni Fund - A	$51,390	$1,987	$131,894	$11,700
OK Muni Fund - A	$71,935	$0	$174,711	$16,306
Tax-Free Fund for MT - A	$56,583	$3,228	$190,320	$16,939
Tax-Free Fund for ND - A	$13,972	$0	$71,776	$6,480

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses and an additional fee of $500 per month for each additional share class. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and an additional fee of $1,000 per month for each additional share class. Certain Officers of the Funds are also Officers and Governors of IFS.

	Year Ended 7/31/2021		Payable 7/31/2021
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$102,557	$142,421	$9,571	$12,660
ME Muni Fund	$25,759	$57,127	$2,293	$4,762
NE Muni Fund	$75,775	$113,221	$7,224	$9,908
OK Muni Fund	$99,038	$140,578	$9,771	$12,781
Tax-Free Fund for MT	$122,547	$165,729	$11,798	$14,668
Tax-Free Fund for ND	$45,513	$79,318	$4,299	$6,931

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

NOTE 9: Covid-19 Risks

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 10: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

KANSAS MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$11.15	$10.83	$10.53	$10.78	$11.13

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.19	$0.23	$0.29	$0.28	$0.30
Net realized and unrealized gain (loss) on investments (1)	(0.07)	0.32	0.30	(0.25)	(0.35)
Total from investment operations	$0.12	$0.55	$0.59	$0.03	$(0.05)

Distributions from net investment income	$(0.19)	$(0.23)	$(0.29)	$(0.28)	$(0.30)

NET ASSET VALUE, END OF PERIOD	$11.08	$11.15	$10.83	$10.53	$10.78

Total Return (excludes any applicable sales charge)	1.05%	5.11%	5.69%	0.32%	(0.42%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$70,686	$63,309	$52,936	$56,489	$61,775
Ratio of expenses to average net assets after waivers (2)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.15%	1.17%	1.18%	1.16%	1.15%
Ratio of net investment income to average net assets (2)	1.67%	2.06%	2.74%	2.67%	2.76%
Portfolio turnover rate	4.30%	15.21%	28.75%	21.27%	6.85%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

				Period
	Year	Year	Year	From
	Ended	Ended	Ended	11/1/17* to
	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$11.15	$10.83	$10.54	$10.74

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.21	$0.25	$0.32	$0.23
Net realized and unrealized gain (loss) on investments (1)	(0.07)	0.32	0.29	(0.20)
Total from investment operations	$0.14	$0.57	$0.61	$0.03

Distributions from net investment income	$(0.21)	$(0.25)	$(0.32)	$(0.23)

NET ASSET VALUE, END OF PERIOD	$11.08	$11.15	$10.83	$10.54

Total Return (excludes any applicable sales charge) #	1.30%	5.36%	5.86%	0.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$10,503	$6,756	$5,413	$2,828
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.90%	0.92%	0.93%	0.92%
Ratio of net investment income to average net assets ^ (2)	1.92%	2.31%	2.99%	2.99%
Portfolio turnover rate #	4.30%	15.21%	28.75%	21.27%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$10.97	$10.85	$10.64	$10.88	$11.31

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.19	$0.21	$0.26	$0.24	$0.25
Net realized and unrealized gain (loss) on investments (1)	(0.08)	0.12	0.21	(0.24)	(0.43)
Total from investment operations	$0.11	$0.33	$0.47	$0.00	$(0.18)

Distributions from net investment income	$(0.19)	$(0.21)	$(0.26)	$(0.24)	$(0.25)

NET ASSET VALUE, END OF PERIOD	$10.89	$10.97	$10.85	$10.64	$10.88

Total Return (excludes any applicable sales charge)	1.00%	3.08%	4.45%	0.04%	(1.55%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$13,477	$14,573	$14,622	$17,742	$19,811
Ratio of expenses to average net assets after waivers (2)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.40%	1.40%	1.41%	1.33%	1.25%
Ratio of net investment income to average net assets (2)	1.73%	1.94%	2.40%	2.28%	2.31%
Portfolio turnover rate	15.80%	22.13%	7.56%	10.91%	21.81%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

				Period
	Year	Year	Year	From
	Ended	Ended	Ended	11/1/17* to
	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.98	$10.85	$10.65	$10.84

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.22	$0.24	$0.28	$0.20
Net realized and unrealized gain (loss) on investments (1)	(0.09)	0.13	0.20	(0.19)
Total from investment operations	$0.13	$0.37	$0.48	$0.01

Distributions from net investment income	$(0.22)	$(0.24)	$(0.28)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.89	$10.98	$10.85	$10.65

Total Return (excludes any applicable sales charge) #	1.16%	3.43%	4.61%	0.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$973	$1,063	$570	$325
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	1.15%	1.15%	1.16%	1.11%
Ratio of net investment income to average net assets ^ (2)	1.98%	2.19%	2.65%	2.53%
Portfolio turnover rate #	15.80%	22.13%	7.56%	10.91%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$10.77	$10.58	$10.25	$10.46	$10.82

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.17	$0.21	$0.24	$0.24	$0.25
Net realized and unrealized gain (loss) on investments (1)	(0.13)	0.19	0.33	(0.21)	(0.36)
Total from investment operations	$0.04	$0.40	$0.57	$0.03	$(0.11)

Distributions from net investment income	$(0.17)	$(0.21)	$(0.24)	$(0.24)	$(0.25)

NET ASSET VALUE, END OF PERIOD	$10.64	$10.77	$10.58	$10.25	$10.46

Total Return (excludes any applicable sales charge)	0.38%	3.81%	5.65%	0.34%	(1.01%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$55,363	$51,557	$44,793	$45,182	$50,095
Ratio of expenses to average net assets after waivers (2)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.18%	1.19%	1.21%	1.21%	1.18%
Ratio of net investment income to average net assets (2)	1.59%	1.96%	2.33%	2.36%	2.35%
Portfolio turnover rate	8.21%	13.06%	8.20%	8.99%	22.92%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(3)	Per share net investment income (loss) has been calculated using the average daily shares method.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

				Period
	Year	Year	Year	From
	Ended	Ended	Ended	11/1/17* to
	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.76	$10.57	$10.25	$10.42

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.20	$0.23	$0.27	$0.20
Net realized and unrealized gain (loss) on investments (1)	(0.13)	0.19	0.32	(0.17)
Total from investment operations	$0.07	$0.42	$0.59	$0.03

Distributions from net investment income	$(0.20)	$(0.23)	$(0.27)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.63	$10.76	$10.57	$10.25

Total Return (excludes any applicable sales charge) #	0.63%	4.07%	5.81%	0.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,495	$1,660	$1,071	$206
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.93%	0.94%	0.96%	0.97%
Ratio of net investment income to average net assets ^ (2)	1.84%	2.21%	2.58%	2.63%
Portfolio turnover rate #	8.21%	13.06%	8.20%	8.99%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$12.08	$11.86	$11.47	$11.74	$12.10

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.18	$0.24	$0.29	$0.27	$0.27
Net realized and unrealized gain (loss) on investments (1)	0.06	0.22	0.39	(0.27)	(0.36)
Total from investment operations	$0.24	0.46	0.68	0.00	$(0.09)

Distributions from net investment income	$(0.18)	$(0.24)	$(0.29)	$(0.27)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$12.14	$12.08	$11.86	$11.47	$11.74

Total Return (excludes any applicable sales charge)	2.03%	3.92%	5.98%	(0.04%)	(0.71%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$77,021	$62,321	$44,534	$41,362	$47,374
Ratio of expenses to average net assets after waivers (2)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.14%	1.17%	1.20%	1.19%	1.16%
Ratio of net investment income to average net assets (2)	1.51%	1.99%	2.46%	2.28%	2.30%
Portfolio turnover rate	11.13%	13.69%	18.37%	13.03%	5.30%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

				Period
	Year	Year	Year	From
	Ended	Ended	Ended	11/1/17* to
	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$12.09	$11.87	$11.48	$11.69

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.21	$0.27	$0.31	$0.22
Net realized and unrealized gain (loss) on investments (1)	0.06	0.22	0.39	(0.21)
Total from investment operations	$0.27	$0.49	$0.70	$0.01

Distributions from net investment income	$(0.21)	$(0.27)	$(0.31)	$(0.22)

NET ASSET VALUE, END OF PERIOD	$12.15	$12.09	$11.87	$11.48

Total Return (excludes any applicable sales charge) #	2.29%	4.18%	6.24%	0.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,970	$4,799	$3,420	$989
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.89%	0.92%	0.95%	0.96%
Ratio of net investment income to average net assets ^ (2)	1.76%	2.25%	2.71%	2.62%
Portfolio turnover rate #	11.13%	13.69%	18.37%	13.03%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

				Seven
	Year	Year	Year	Months	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.35	$10.18	$9.86	$10.08	$9.95	$10.26

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.17	$0.22	$0.25	$0.14	$0.24	$0.27
Net realized and unrealized gain (loss) on investments (1)	(0.01)	0.17	0.32	(0.22)	0.13	(0.31)
Total from investment operations	$0.16	$0.39	$0.57	$(0.08)	$0.37	$(0.04)

Less Distributions:
Dividends from net investment income	$(0.17)	$(0.22)	$(0.25)	$(0.14)	$(0.24)	$(0.27)
Total distributions	$(0.17)	$(0.22)	$(0.25)	$(0.14)	$(0.24)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$10.34	$10.35	$10.18	$9.86	$10.08	$9.95

Total Return (excludes any applicable sales charge) #	1.57%	3.89%	5.90%	(0.74%)	3.77%	(0.43%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$79,710	$72,738	$60,520	$62,913	$68,990	$75,870
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.13%	1.15%	1.17%	1.17%	1.15%	1.16%
Ratio of net investment income to average net assets ^ (2)	1.65%	2.15%	2.54%	2.52%	2.42%	2.63%
Portfolio turnover rate #	12.00%	10.52%	19.78%	16.63%	20.44%	16.58%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

				Seven		Period
	Year	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	8/1/16* to
	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.35	$10.18	$9.86	$10.08	$9.95	$10.41

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.20	$0.25	$0.28	$0.16	$0.27	$0.12
Net realized and unrealized gain (loss) on investments (1)	(0.01)	0.17	0.32	(0.22)	0.13	(0.46)
Total from investment operations	$0.19	$0.42	$0.60	$(0.06)	$0.40	$(0.34)

Less Distributions:
Dividends from net investment income	$(0.20)	$(0.25)	$(0.28)	$(0.16)	$(0.27)	$(0.12)
Total distributions	$(0.20)	$(0.25)	$(0.28)	$(0.16)	$(0.27)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$10.34	$10.35	$10.18	$9.86	$10.08	$9.95

Total Return (excludes any applicable sales charge) #	1.82%	4.15%	6.16%	(0.59%)	4.03%	(3.32%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$ 18,055	$13,456	$9,305	$7,639	$5,196	$821
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.88%	0.90%	0.92%	0.91%	0.90%	0.92%
Ratio of net investment income to average net assets ^ (2)	1.90%	2.40%	2.80%	2.77%	2.65%	2.74%
Portfolio turnover rate #	12.00%	10.52%	19.78%	16.63%	20.44%	16.58%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

				Seven
	Year	Year	Year	Months	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.39	$10.31	$10.07	$10.26	$10.20	$10.47

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.19	$0.23	$0.27	$0.15	$0.26	$0.27
Net realized and unrealized gain (loss) on investments (1)	(0.03)	0.08	0.24	(0.19)	0.06	(0.27)
Total from investment operations	$0.16	$0.31	$0.51	$(0.04)	$0.32	$0.00

Less Distributions:
Dividends from net investment income	$(0.19)	$(0.23)	$(0.27)	$(0.15)	$(0.26)	$(0.27)
Total distributions	$(0.19)	$(0.23)	$(0.27)	$(0.15)	$(0.26)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$10.36	$10.39	$10.31	$10.07	$10.26	$10.20

Total Return (excludes any applicable sales charge) #	1.57%	3.06%	5.10%	(0.40%)	3.12%	(0.08%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$30,747	$28,719	$22,508	$22,910	$23,548	$25,385
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.24%	1.26%	1.32%	1.31%	1.30%	1.27%
Ratio of net investment income to average net assets ^ (2)	1.85%	2.25%	2.63%	2.54%	2.51%	2.53%
Portfolio turnover rate #	22.02%	21.95%	23.16%	7.57%	11.14%	13.28%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

				Seven		Period
	Year	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	8/1/16* to
	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.39	$10.32	$10.07	$10.26	$10.20	$10.65

Income (loss) from investment operations:
Net investment income (loss) (3)	$0.22	$0.26	$0.29	$0.16	$0.28	$0.12
Net realized and unrealized gain (loss) on investments (1)	(0.03)	0.07	0.25	(0.19)	0.06	(0.45)
Total from investment operations	$0.19	$0.33	$0.54	$(0.03)	$0.34	$(0.33)

Less Distributions:
Dividends from net investment income	$(0.22)	$(0.26)	$(0.29)	$(0.16)	$(0.28)	$(0.12)
Total distributions	$(0.22)	$(0.26)	$(0.29)	$(0.16)	$(0.28)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$10.36	$10.39	$10.32	$10.07	$10.26	$10.20

Total Return (excludes any applicable sales charge) #	1.83%	3.22%	5.47%	(0.25%)	3.38%	(3.11%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,069	$2,150	$2,132	$920	$649	$386
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.99%	1.01%	1.09%	1.06%	1.04%	1.05%
Ratio of net investment income to average net assets ^ (2)	2.10%	2.50%	2.88%	2.78%	2.75%	2.82%
Portfolio turnover rate #	22.02%	21.95%	23.16%	7.57%	11.14%	13.28%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Viking Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Viking Mutual Funds comprising Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (the “Funds”), as of July 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the six periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2021, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the six periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Viking Fund Management since 2009.

COHEN & COMPANY, LTD.

Cleveland, Ohio

September 29, 2021

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses - The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes - The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	1/31/21	7/31/21	Period*	Ratio
Kansas Municipal Fund
Actual - Class A	$1,000.00	$1,000.04	$4.86	0.98%
Actual - Class I	$1,000.00	$1,000.06	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Maine Municipal Fund
Actual - Class A	$1,000.00	$1,000.03	$4.86	0.98%
Actual - Class I	$1,000.00	$1,000.04	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Nebraska Municipal Fund
Actual - Class A	$1,000.00	$1,000.00	$4.86	0.98%
Actual - Class I	$1,000.00	$1,000.01	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Oklahoma Municipal Fund
Actual - Class A	$1,000.00	$1,000.11	$4.86	0.98%
Actual - Class I	$1,000.00	$1,000.12	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Viking Tax-Free Fund of Montana
Actual - Class A	$1,000.00	$1,000.05	$4.86	0.98%
Actual - Class I	$1,000.00	$1,000.06	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Viking Tax-Free Fund of North Dakota
Actual - Class A	$1,000.00	$1,000.07	$4.86	0.98%
Actual - Class I	$1,000.00	$1,000.07	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 181 days in the one-half year period, and divided by 365 days in the fiscal year (to reflect the one-half year period).

LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Viking Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources. The Viking Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Viking Fund Management Inc. ("Viking"), as the administrator of the LRMP.

Viking manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis.

At a meeting held on May 3, 2021, Viking provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Viking concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Viking to oversee and manage liquidity risk and ensure the Funds are able to meet redemption requests without significant dilution to the remaining investors' interest in the Funds. During the review period, the Funds' portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Funds reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Viking indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

BOARD OF TRUSTEES AND OFFICERS (unaudited)

The Board of Trustees (“Board”) of the Funds consists of four Trustees (the “Trustees”). These same individuals, unless otherwise noted, also serve as trustees for the six series of The Integrity Funds. Three Trustees are not “interested persons” (75% of the total) as defined under the 1940 Act (the “Independent Trustees”). The remaining Trustee is “interested” (the “Interested Trustees”) by virtue of his affiliation with Viking Fund Management, LLC and its affiliates.”

For the purposes of this section, the “Fund Complex” consists of the six series of The Integrity Funds and the six series of Viking Mutual Funds.

Each Trustee serves a Fund until its termination; or until the Trustee’s retirement, resignation, or death; or otherwise as specified in the Funds’ organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Funds.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Wade A. Dokken Birth date: March 3, 1960 Began serving: February 2016 Funds overseen: 11 funds

Principal occupation(s): Member, WealthVest Financial Partners (2009 to present); Co-President, WealthVest Marketing (2009 to present), Trustee: Integrity Managed Portfolios (2016 to 2018), The Integrity Funds (2016 to present), and Viking Mutual Funds (2016 to present)

Other Directorships Held: Not Applicable

R. James Maxson Birth date: December 12, 1947 Began serving: June 2003 Funds overseen: 11 funds

Principal occupation(s): Attorney: Maxson Law Office P.C. (2002 to 2019); Trustee: Integrity Managed Portfolios (1999 to 2018), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Peoples State Bank of Velva

Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 11 funds

Principal occupation(s): Minot State University (1999 to present); Trustee: Integrity Managed Portfolios (2006 to 2018), The Integrity Funds (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

The Statement of Additional Information (“SAI”) contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Robert E. Walstad(1) Chairman Birth date: August 16, 1944 Began serving: June 2003 Funds overseen: 11 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Trustee and Chairman: Integrity Managed Portfolios (1996 to 2018), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

(1) Trustee who is an “interested person” of the Funds as defined in the 1940 Act. Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors, LLC the parent company of Viking Fund Management, Integrity Fund Services, and Integrity Fund Distributors.

The SAI contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 1999

Principal occupation(s): Governor, CEO, and President (2009 to present): Corridor Investors, LLC; Governor and President (1998 to present) and Senior Portfolio Manager (1999 to present): Viking Fund Management, LLC; Governor and President (2009 to present): Integrity Fund Services, LLC and Integrity Funds Distributor, LLC; President: Integrity Managed Portfolios (2009 to 2018), The Integrity Funds (2009 to present), and Viking Mutual Funds (1999 to present)

Other Directorships Held: Minot Area Community Foundation

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: June 2003

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney (inactive); Vice President: Integrity Managed Portfolios (1996 to 2018); The Integrity Funds (2003 to present); and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

Shelly Nahrstedt Treasurer Birth date: August 31, 1961 Began serving: August 2020

Principal occupation(s): Chief Operating Officer, Integrity Fund Services, LLC, and Treasurer, The Integrity Funds (2020 to present); Director of Financial Fund Administration, PNC Capital Advisors, LLC, and Treasurer, PNC Funds (2018-2019); Director, Cohen & Company (2003-2018).

Other Directorships Held: Not applicable

Brent M. Wheeler Secretary and Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: MF CCO: October 2005 Secretary: October 2009

Principal occupation(s): Mutual Fund Chief Compliance Officer: Integrity Managed Portfolios (2005 to 2018), The Integrity Funds, (2005 to present), and Viking Mutual Funds (2009 to present); Secretary: Integrity Managed Portfolios (2009 to 2018), The Integrity Funds and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

The SAI contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

PRIVACY POLICY

Rev. 11/2017

FACTS	WHAT DOES INTEGRITY VIKING FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

  Social Security number, name, address
  Account balance, transaction history, account transactions
  Investment experience, wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Integrity Viking Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Integrity Viking Funds share?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-800-601-5593 or go to www.integrityvikingfunds.com

PRIVACY POLICY (Continued)

Who we are
Who is providing this notice?	Integrity Viking Funds (a family of investment companies)

What we do
How does Integrity Viking Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We train employees on privacy, information security and protection of client information.
  limit access to nonpublic personal information to those employees requiring such information in performing their job functions.

How does Integrity Viking Funds collect my personal information?

We collect your personal information, for example, when you:

  open an account or seek financial or tax advice
  provide account information or give us your contact information make a wire transfer

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

  sharing for affiliates’ everyday business purposes-information about your creditworthiness affiliates from using your information to market to you
  sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies

  The Integrity Funds
  Viking Mutual Funds
  Corridor Investors, LLC
  Viking Fund Management, LLC
  Integrity Funds Distributor, LLC
  Integrity Fund Services, LLC

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Integrity Viking Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Integrity Viking Funds doesn’t jointly market.

Integrity Viking Funds includes:

  The Integrity Funds
  Viking Mutual Funds

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(s). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT(s) and N-CSR(s) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-PORT(s) and N-CSR(s) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Equity Funds

Integrity Dividend Harvest Fund

Integrity ESG Growth & Income Fund

Integrity Mid-North American Resources Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Government Bond Fund

Integrity Short Term Government Fund

Item 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the registrant’s principal executive officer and principal financial officer (herein referred to as the “Code”). There were no amendments to the Code during the period covered by this report. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Integrity Viking Funds website at http://www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 12(a)(1) as EX-99.CODE ETH.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen Fund Audit Services, Ltd. (“Cohen”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $58,446 for the year ended July 31, 2021 and $62,236 for the year ended July 31, 2020.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 31, 2021 and $0 for the year ended July 31, 2020.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $15,000 for the year ended July 31, 2021, and $15,000 for the year ended July 31, 2020. Such services included review of excise distribution calculations (if applicable), preparation of the Trust’s federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen, other than the services reported in paragraphs (a) through (c) of this Item: None.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant’s audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)	Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by Cohen’s full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)

Principal Accountant’s Independence: The registrant’s auditor did not provide any non-audit services to the registrant’s investment adviser or any entity controlling, controlled by, or controlled with the registrant’s investment adviser that provides ongoing services to the registrant.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	Code of ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99. CODE ETH.

	(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act (17 CFR 270.30a-2) is filed and attached hereto as EX-99. CERT.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

Date: October 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

Date: October 4, 2021

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Treasurer

Date: October 4, 2021